UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03451

                             SEI DAILY INCOME TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)


                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 CT Corporation
                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: JANUARY 31, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.

(SEI LOGO)

New ways.
New answers.(R)

SEI Daily Income Trust

Semi-Annual Report as of July 31, 2008

Money Market Fund
Government Fund
Government II Fund
Prime Obligation Fund
Treasury Fund
Treasury II Fund
Short-Duration Government Fund
Intermediate-Duration Government Fund
GNMA Fund
Ultra Short Bond Fund

TABLE OF CONTENTS

Schedules of Investments                                          1
Statements of Assets and Liabilities                             22
Statements of Operations                                         24
Statements of Changes in Net Assets                              26
Financial Highlights                                             30
Notes to Financial Statements                                    35
Disclosure of Fund Expenses                                      45
Board of Trustees Considerations in Approving the Continuation
   of the Funds' Advisory and Sub-Advisory Agreements            47

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund
July 31, 2008

                              (PERFORMANCE GRAPH)

SECTOR WEIGHTINGS+:

Commercial Paper                     55.3%
Certificates of Deposit              11.8%
Corporate Obligations                 8.5%
U.S. Government Agency Obligations    8.3%
Insurance Funding Agreements          7.7%
Repurchase Agreement                  7.5%
Municipal Bond                        0.7%
Capital Support Agreement             0.2%

+    Percentages are based on total investments.

                                                 Face Amount        Value
Description                                     ($ Thousands)   ($ Thousands)
-----------                                     -------------   -------------
COMMERCIAL PAPER (A) (B) (D)-- 55.4%
   Amstel Funding
      2.756%, 08/08/08                             $10,000         $  9,995
   Cancara Asset Securitisation LLC
      2.891%, 10/15/08                              30,000           29,821
   Chariot Funding LLC
      2.739%, 10/06/08                              10,000            9,950
   Charta LLC
      2.820%, 10/02/08                              28,000           27,865
   Citigroup Global Markets
      2.757%, 08/18/08                              40,000           39,948
      2.791%, 09/16/08                              20,000           19,929
   Deutsche Bank
      2.555%, 08/08/08                              10,000            9,995
   Edison Asset Securitization LLC
      2.623%, 08/08/08                              25,000           24,987
   Eureka Securities
      2.868%, 09/02/08                              28,000           27,929
   General Electric Capital
      2.854%, 09/22/08 to 09/23/08                  35,000           34,856
   JPMorgan Chase
      2.475%, 08/13/08                              24,750           24,730
   Jupiter Securitization LLC
      2.485%, 08/07/08                              10,336           10,332
   Old Line Funding LLC
      2.782%, 08/15/08                              31,977           31,942
   Picaros Funding LLC
      2.556%, 08/21/08                              22,000           21,969
   Scaldis Capital LLC
      2.783%, 08/18/08                              10,000            9,987
   Solitaire Funding LLC
      2.901%, 10/09/08                              35,000           34,807
   Surrey Funding
      2.757%, 08/14/08                              40,000           39,960
   Variable Funding Capital LLC
      2.789%, 10/07/08                              40,000           39,794
   Victory Receivables
      2.789%, 10/09/08                              14,000           13,926
   Windmill Funding I
      2.535%, 08/15/08                               2,750            2,747
                                                                   --------
Total Commercial Paper
   (Cost $465,469) ($ Thousands)                                    465,469
                                                                   --------

                                                 Face Amount        Value
Description                                     ($ Thousands)   ($ Thousands)
-----------                                     -------------   -------------
CERTIFICATES OF DEPOSIT -- 11.8%
   Bank of Tokyo-Mitsubishi
      2.620%, 08/22/08                             $11,000         $ 11,000
   BNP Paribas
      2.750%, 10/08/08                              10,000           10,000
   Chase Bank
      2.730%, 11/17/08                               5,000            5,000
   Societe Generale
      2.700%, 08/21/08                              30,500           30,500
   Wells Fargo
      2.360%, 08/22/08                              43,000           43,000
                                                                   --------
Total Certificates of Deposit
   (Cost $99,500) ($ Thousands)                                      99,500
                                                                   --------
CORPORATE OBLIGATIONS -- 8.6%
   Banque Federative du Credit Mutuel (C) (D)
      2.476%, 09/13/08                               2,000            2,000
   Cheyne Finance LLC MTN (D) (E) (F) (G) (H)
      (I) (K)*
      2.063%, 03/25/08                               8,168               --
      2.065%, 06/09/08                               8,165               --
   Gryphon Funding (E) (G) (H) (I) (K) (L)
      2.662%, 08/23/08                              16,827           10,770
   Irish Life & Permanent PLC (C) (D)
      2.490%, 08/22/08                              14,000           14,000
   Natixis (C) (D)
      2.734%, 09/08/08                              35,000           35,000
   Northern Rock PLC (C) (D)
      2.490%, 09/04/08                              10,000           10,000
                                                                   --------
Total Corporate Obligations
   (Cost $ 72,267) ($ Thousands)                                     71,770
                                                                   --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.3%
   FNMA DN (A)
      2.480%, 09/24/08                              42,000           41,845
      2.251%, 09/30/08                              28,000           27,896
                                                                   --------
Total U.S. Government Agency Obligations
   (Cost $69,741) ($ Thousands)                                      69,741
                                                                   --------
INSURANCE FUNDING AGREEMENTS -- (C) (E) (I) 7.7%
   Metropolitan Life Insurance
      2.951%, 01/15/09                              30,000           30,000
   Monumental Life Insurance
      2.840%, 11/28/08                               9,500            9,500
   Morgan Stanley Asset Funding
      2.638%, 12/05/08                              25,000           25,000
                                                                   --------
Total Insurance Funding Agreements
   (Cost $64,500) ($ Thousands)                                      64,500
                                                                   --------

         SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund (Concluded)
July 31, 2008

                                                 Face Amount        Value
Description                                     ($ Thousands)   ($ Thousands)
-----------                                     -------------   -------------
MUNICIPAL BOND -- 0.6%
TEXAS -- 0.6%
   Texas State, Ser D, GO (C)
      2.560%, 08/01/08                             $ 5,270         $  5,270
                                                                   --------
Total Municipal Bond
   (Cost $5,270) ($ Thousands)                                        5,270
                                                                   --------
CAPITAL SUPPORT AGREEMENT (G) -- 0.2%
   SEI Capital Support Agreement                     1,998            1,998
                                                                   --------
Total Capital Support Agreement
   (Cost $--) ($ Thousands)                                           1,998
                                                                   --------
REPURCHASE AGREEMENT (J) -- 7.5%
   Deutsche Bank
      2.180%, dated 07/31/08, to be
      repurchased on 08/01/08,
      repurchase price  $62,983,814
      (collateralized by various FHLB/
      FNMA obligations, ranging in par
      value $946,000-$13,000,000,
      0.000%-6.050%, 12/29/08-
      04/01/36, with total market
      value $64,239,600)                            62,980           62,980
                                                                   --------
Total Repurchase Agreement
   (Cost $62,980) ($ Thousands)                                      62,980
                                                                   --------
Total Investments -- 100.1%
   (Cost $839,727) ($ Thousands)                                   $841,228
                                                                   ========

Percentages are based on Net Assets of $840,579 ($ Thousands).

*    Non-Income Producing.

(A)  The rate reported is the effective yield at time of purchase.

(B) Securities are held in connection with a letter of credit issued by a major bank.

(C) Floating Rate Instrument. The rate reflected on the Statement of Investments is the rate in effect on July 31, 2008. The demand and interest rate reset features give this security a shorter effective maturity date.

(D) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(E) Securities considered illiquid. The total value of such securities as of July 31, 2008 was $75,270 ($ Thousands) and represented 8.95% of Net Assets.

(F) On October 17, 2007, due to deterioration in the market value of the assets Cheyne Finance LLC ("Cheyne"), provisions in the organizational documents of Cheyne were triggered that caused the notes issued by Cheyne to become immediately due and payable. Since no payments have been received, the Cheyne notes are in default.

(G) The Fund has entered into a Capital Support Agreement ("agreement") with SEI Investments Company ("SEI") which provides that SEI will contribute capital to the Fund, up to a specified maximum amount, in the event that the Fund realizes a loss on any of these securities and such realized loss causes the Fund's net asset value as calculated using fair values to drop below $0.9950. As of July 31, 2008, the fair value of the agreement was $1,998 ($ Thousands).

(H) The value shown is the fair value as of July 31, 2008. Please refer to Note 10 for the amortized cost value as of July 31, 2008.

(I) These securities are considered restricted. The total value of such securities as of July 31, 2008 was $75,270 ($ Thousands) and represented 8.95% of Net Assets.

(J)  Tri-Party Repurchase Agreement.

(K) Cheyne Finance LLC ("Cheyne") was a structured investment vehicle that defaulted on its notes in October, 2007. Receivers were appointed with the responsibility to liquidate the assets of the structure and deliver the proceeds to the noteholders. As an alternative to accepting the proceeds from the auction of the underlying collateral, senior noteholders of Cheyne, including the Fund, were given the opportunity to exchange all of their existing senior notes for certain notes issued by a newly formed entity, Gryphon Funding Limited ("Gryphon"). The Fund elected to exchange its Cheyne senior notes for Gryphon notes. As part of the restructuring transaction, Gryphon, in its capacity as the holder of the senior notes in Cheyne following its formation, was deemed to receive a cash distribution from Cheyne following the auction. Gryphon then used this cash to purchase from a third party a significant portion of the assets formerly held by Cheyne. Following this transaction, Gryphon distributed the senior notes in Cheyne back to the original senior noteholders, which included the Fund. The Cheyne entity continues to exist following the restructuring, holding a small residual amount of cash to satisfy known and unknown liabilities. As a result, the Fund continues to hold its original senior notes in Cheyne as well as the newly issued Gryphon notes. This restructuring transaction was effected during July 2008.

(L) Notes issued by Gryphon Funding LLC were received by the Fund in connection with a restructuring of Cheyne Finance LLC (Cheyne) on July 23, 2008.

DN   -- Discount Note

FHLB -- Federal Home Loan Bank

FNMA -- Federal National Mortgage Association

GO   -- Government Obligation

LLC  -- Limited Liability Company

MTN  -- Medium Term Note

PLC  -- Public Limited Company

Ser  -- Series

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

          SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

Government Fund
July 31, 2008

                               (PERFORMANCE GRAPH)

SECTOR WEIGHTINGS+:

Repurchase Agreement                 95.4%
U.S. Government Agency Obligations    4.6%

+    Percentages are based on total investments.

                                                 Face Amount        Value
Description                                     ($ Thousands)   ($ Thousands)
-----------                                     -------------   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 95.3%
   FFCB (A)
      1.970%, 08/24/08                             $ 10,000       $    9,999
      2.321%, 09/03/08                               55,000           55,003
   FFCB, Ser 1 (A)
      2.336%, 08/23/08                               13,000           13,000
   FHLB (A)
      2.596%, 08/11/08                               45,000           45,014
      2.589%, 08/15/08                               60,000           60,001
      2.599%, 08/18/08                              110,000          110,016
      2.515%, 08/20/08                               10,000           10,000
      2.498%, 08/23/08                               20,000           20,000
      2.542%, 09/02/08                               50,000           50,000
      2.536%, 09/04/08                               30,000           30,021
      1.970%, 09/08/08                               40,000           39,997
      2.664%, 09/17/08                                3,000            3,001
      2.611%, 10/07/08                               50,000           50,000
      2.616%, 10/30/08                               50,000           49,998
      2.636%, 10/30/08                               45,000           44,999
      2.710%, 11/05/08                               25,000           25,000
   FHLB
      2.580%, 09/03/08                               20,000           20,006
      2.270%, 10/29/08                               35,000           35,000
      2.220%, 01/02/09                               23,000           23,000
      2.400%, 04/21/09                               16,000           15,998
      2.625%, 05/05/09                               15,180           15,180
   FHLB DN (B)
      1.820%, 08/01/08                               90,646           90,646
      2.486%, 09/24/08                               30,000           29,889
      2.465%, 10/24/08                               20,000           19,886
   FNMA (A)
      2.736%, 10/21/08                               35,000           35,000
      2.635%, 10/28/08                               75,000           74,978
   FNMA DN (B)
      2.364%, 09/10/08                               55,000           54,856
      2.460%, 09/24/08                               80,000           79,705
      2.251%, 09/30/08                              100,000           99,628
      2.376%, 10/20/08                               30,000           29,843
      2.475%, 10/29/08                               60,000           59,635
      2.531%, 11/26/08                               11,000           10,910
      2.803%, 12/22/08                               50,000           49,450
      2.746%, 01/14/09                               30,000           29,625
   FHLMC (A)
      2.386%, 08/08/08                               80,000           79,989
      2.390%, 08/28/08                               30,000           29,990
   FHLMC DN (B)
      2.216%, 08/21/08                               10,000            9,988
      2.518%, 10/31/08                               20,000           19,873

                                                 Face Amount        Value
Description                                     ($ Thousands)   ($ Thousands)
-----------                                     -------------   -------------
   FHLMC, Ser 2 (A)
      2.438%, 08/21/08                             $ 20,000       $   20,016
                                                                  ----------
   Total U.S. Government Agency Obligations
      (Cost $ 1,549,140) ($ Thousands)                             1,549,140
                                                                  ----------
REPURCHASE AGREEMENT (C) -- 4.6%
   Deutsche Bank
      2.180%, dated 07/31/08, to be
      repurchased on 08/01/08,
      repurchase price $ 75,050,544
      (collateralized by various FHLB/
      FHLMC/FNMA obligations, ranging
      in par value $13,100,000-$23,185,000,
      3.500%-6.625%, 05/05/10-11/15/30, with
      total market value $76,546,975)                75,046           75,046
                                                                  ----------
Total Repurchase Agreement
   (Cost $75,046) ($ Thousands)                                       75,046
                                                                  ----------
Total Investments -- 99.9%
   (Cost $1,624,186) ($ Thousands)                                $1,624,186
                                                                  ==========

Percentages are based on Net Assets of $1,625,866 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2008. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)  The rate reported is the effective yield at time of purchase.

(C)  Tri-Party Repurchase Agreement.

DN    -- Discount Note

FFCB  -- Federal Farm Credit Bank

FHLB  -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA  -- Federal National Mortgage Association

Ser   -- Series

The accompanying notes are an integral part of the financial statements.

           SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Government II Fund
July 31, 2008

                               (PERFORMANCE GRAPH)

SECTOR WEIGHTINGS+:

U.S. Government Agency Obligations   100.0%

+    Percentages are based on total investments.

                                                 Face Amount        Value
Description                                     ($ Thousands)   ($ Thousands)
-----------                                     -------------   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 99.9%
   FFCB (A)
      2.679%, 08/11/08                             $    500       $      500
      1.970%, 08/24/08                               40,000           39,998
      1.960%, 08/11/08 to 10/20/08                   30,000           29,999
   FHLB
      2.596%, 08/11/08 (A)                           10,000           10,000
      2.589%, 08/15/08 (A)                           20,000           20,001
      2.599%, 08/18/08 (A)                           50,000           50,002
      4.885%, 08/20/08                               35,000           35,048
      2.515%, 08/20/08 (A)                            5,000            5,000
      2.433%, 08/27/08 (A)                           10,000           10,002
      2.380%, 08/28/08 (A)                           35,000           34,978
      2.536%, 09/04/08 (A)                           10,000           10,007
      1.970%, 09/08/08 (A)                           20,000           19,999
      2.230%, 09/25/08                               16,000           16,000
      2.250%, 10/03/08                               10,000           10,000
      2.621%, 10/07/08 (A)                           25,000           25,000
      2.260%, 10/10/08                               15,000           14,992
      2.615%, 10/10/08 (A)                           25,000           24,999
      2.632%, 10/11/08 (A)                           10,000           10,011
      2.200%, 10/15/08                               20,000           19,987
      2.629%, 10/23/08 (A)                           15,000           15,000
      2.270%, 10/29/08                               17,000           17,000
      2.636%, 10/30/08 (A)                           25,000           24,999
      2.630%, 11/07/08 (A)                           25,000           25,002
      2.220%, 01/02/09                               25,000           25,000
   FHLB DN (B)
      1.820%, 08/01/08                              160,663          160,663
      5.146%, 08/06/08                               60,000           59,982
      2.210%, 08/20/08                               50,000           49,942
      5.038%, 08/22/08                               87,850           87,739
      4.900%, 09/05/08                              110,000          109,763
      2.384%, 09/12/08                               35,000           34,903
      2.470%, 09/19/08                               73,250           73,005
      2.486%, 09/24/08                               30,000           29,890
   FHLB, Ser 1 (A)
      2.472%, 09/01/08                               10,000           10,002
      2.659%, 09/19/08                               25,000           24,999
      2.589%, 10/08/08                               50,000           50,042
      2.641%, 10/16/08                               40,000           39,998
      2.636%, 10/24/08                               50,000           49,996
      2.644%, 11/05/08                              125,000          124,999
   FHLB, Ser 2 (A)
      2.410%, 09/06/08                               30,000           30,000
   FHLB, Ser 3
      5.000%, 09/29/08                                2,000            2,008
      2.400%, 04/21/09                               16,000           15,998

                                                 Face Amount        Value
Description                                     ($ Thousands)   ($ Thousands)
-----------                                     -------------   -------------
   FHLB, Ser 439
      3.625%, 11/14/08                             $ 30,000       $   30,092
                                                                  ----------
Total U.S. Government Agency Obligations
   (Cost $1,477,545) ($ Thousands)                                 1,477,545
                                                                  ----------
Total Investments -- 99.9%
   (Cost $1,477,545) ($ Thousands)                                $1,477,545
                                                                  ==========

Percentages are based on Net Assets of $1,479,022 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2008. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)  The rate reported is the effective yield at time of purchase.

DN   -- Discount Note

FFCB -- Federal Farm Credit Bank

FHLB -- Federal Home Loan Bank

Ser  -- Series

The accompanying notes are an integral part of the financial statements.

           SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

Prime Obligation Fund
July 31, 2008

                               (PERFORMANCE GRAPH)

SECTOR WEIGHTINGS+:

Commercial Paper                         64.8%
Repurchase Agreement                     14.0%
Insurance Funding Agreements              7.1%
Certificates of Deposit                   5.9%
Corporate Obligations                     5.4%
Capital Support Agreement                 1.7%
U.S. Government Agency Obligation         0.8%
Municipal Bond                            0.3%

+    Percentages are based on total investments.

                                                 Face Amount        Value
Description                                     ($ Thousands)   ($ Thousands)
-----------                                     -------------   -------------
COMMERCIAL PAPER (A) (B) (F) -- 64.9%
   Amstel Funding
      2.736%, 08/14/08                             $ 78,000       $   77,923
   Cancara Asset Securitisation LLC
      2.556%, 08/13/08                              195,000          194,834
   Chariot Funding LLC
      2.739%, 10/06/08                                4,722            4,699
   Charta
      2.710%, 09/10/08                              125,000          124,626
   Citigroup Global Markets
      2.485%, 08/08/08                               39,000           38,981
      2.486%, 08/14/08                               21,273           21,254
      2.757%, 08/18/08                              117,000          116,848
      2.709%, 09/08/08                              125,000          124,645
      2.780%, 10/15/08                               70,500           70,095
   Clipper Receivables LLC
      2.757%, 08/11/08                               97,700           97,625
   Deutsche Bank
      2.555%, 08/08/08                               40,000           39,980
      2.556%, 08/11/08                               75,000           74,947
   Edison Asset Securitization LLC
      2.623%, 08/08/08                               42,000           41,979
   FCAR Owner Trust I
      3.124%, 09/15/08                              150,000          149,419
   Gemini Securitization LLC
      2.688%, 09/02/08                               79,000           78,813
   General Electric Capital
      2.854%, 09/22/08 to 09/23/08                  248,000          246,985
   Goldman Sachs
      2.658%, 08/28/08                              177,700          177,348
   Grampian Funding LLC
      2.556%, 08/11/08                              100,000           99,929
      2.699%, 08/21/08                               40,000           39,940
   JPMorgan Chase
      2.516%, 08/11/08                              165,000          164,885
      2.739%, 10/15/08                               48,864           48,587
   Jupiter Securitization LLC
      2.475%, 08/20/08                              110,000          109,857
   New Center Asset Management
      3.008%, 08/12/08                               26,000           25,976
   Old Line Funding LLC
      2.770%, 10/17/08                               86,600           86,091

                                                 Face Amount        Value
Description                                     ($ Thousands)   ($ Thousands)
-----------                                     -------------   -------------
   Picaros Funding LLC
      2.556%, 08/21/08                             $ 75,000       $   74,894
   Scaldis Capital LLC
      2.783%, 08/18/08                              140,000          139,817
   Solitaire Funding LLC
      2.800%, 09/04/08                              100,000           99,737
   Surrey Funding
      2.757%, 08/14/08                               15,000           14,985
   Victory Receivables
      2.821%, 10/07/08 to 10/08/08                  199,000          197,955
   Wachovia Capital Markets
      2.820%, 10/02/08                              200,000          199,036
   Windmill Funding I
      2.535%, 08/15/08                              110,000          109,892
                                                                  ----------
Total Commercial Paper
   (Cost $3,092,582) ($ Thousands)                                 3,092,582
                                                                  ----------
INSURANCE FUNDING AGREEMENTS (C) (D) (E) -- 7.1%
   Metropolitan Life Insurance
      2.951%, 01/15/09                              160,000          160,000
   Monumental Life Insurance
      2.840%, 11/28/08                              101,500          101,500
   Morgan Stanley Asset Funding
      2.638%, 12/05/08                               75,000           75,000
                                                                  ----------
Total Insurance Funding Agreements
   (Cost $336,500) ($ Thousands)                                     336,500
                                                                  ----------
CERTIFICATES OF DEPOSIT -- 5.9%
   Chase Bank
      2.730%, 11/17/08                               35,000           35,000
   Wells Fargo
      2.360%, 08/22/08                              248,750          248,750
                                                                  ----------
Total Certificates of Deposit
   (Cost $283,750) ($ Thousands)                                     283,750
                                                                  ----------
CORPORATE OBLIGATIONS -- 5.4%
   Cheyne Finance LLC MTN (D) (F) (G)
      (H) (I) (L)*
      2.063%, 03/25/08                               62,896               --
      4.825%, 11/17/08                               40,762               --
      4.815%, 11/17/08                              101,894               --
   Gryphon Funding (D) (E) (H) (I) (L) (M)
      2.662%, 08/23/08                              213,149          136,415
   JPMorgan Chase MTN (C)
      2.462%, 08/11/08                               61,000           61,000
   Stanfield Victoria Funding LLC MTN
      (D) (E) (F) (H) (I) (J)
      2.070%, 03/20/08                               80,000           62,400
                                                                  ----------
Total Corporate Obligations
   (Cost $284,310) ($ Thousands)                                     259,815
                                                                  ----------

           SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund(Concluded)
July 31, 2008

                                                 Face Amount        Value
Description                                     ($ Thousands)   ($ Thousands)
-----------                                     -------------   -------------
CAPITAL SUPPORT AGREEMENT (H) -- 1.7%
   SEI Capital Support Agreement                   $ 82,424       $   82,424
                                                                  ----------
Total Capital Support Agreement
   (Cost $--)($ Thousands)                                            82,424
                                                                  ----------
U.S. GOVERNMENT AGENCY OBLIGATION -- 0.8%
   FNMA DN (A)
      2.460%, 09/24/08                               39,850           39,703
                                                                  ----------
Total U.S. Government Agency Obligation
   (Cost $39,703) ($ Thousands)                                       39,703
                                                                  ----------
MUNICIPAL BOND -- 0.3%
TEXAS -- 0.3%
   Texas State, Veterans Funding I Project,
      Ser C, GO (C)
      2.560%, 09/02/08                               12,300           12,300
                                                                  ----------
Total Municipal Bond
   (Cost $12,300) ($ Thousands)                                       12,300
                                                                  ----------
REPURCHASE AGREEMENT (K) -- 14.0%
   Deutsche Bank
      2.180%, dated 07/31/08, to be
      repurchased on 08/01/08, repurchase
      price $666,109,334 (collateralized
      by various FHLB/FNMA obligations,
      ranging in par value
      $5,397,000-$46,000,000, 0.000%-6.125%,
      08/07/08-04/01/56, with total market
      value $679,390,380)                           666,069          666,069
                                                                  ----------
Total Repurchase Agreement
   (Cost $666,069) ($ Thousands)                                     666,069
                                                                  ----------
Total Investments -- 100.1%
   (Cost $4,715,214) ($ Thousands)                                $4,773,143
                                                                  ==========

Percentages are based on Net Assets of $4,768,724 ($ Thousands).

*    Non-Income Producing.

(A)  The rate reported is the effective yield at time of purchase.

(B) Securities are held in connection with a letter of credit issued by a major bank.

(C) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2008. The demand and interest rate reset features give this security a shorter effective maturity date.

(D) Securities considered illiquid. The total value of such securities as of July 31, 2008 was $535,315 ($ Thousands) and represented 11.23% of Net Assets.

(E) These securities are considered restricted. The total value of such securities as of July 31, 2008 was $535,315 ($ Thousands) and represented 11.23% of Net Assets.

(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G) On October 17, 2007, due to deterioration in the market value of the assets Cheyne Finance LLC ("Cheyne"), provisions in the organizational documents of Cheyne were triggered that caused the notes issued by Cheyne to become immediately due and payable. Since no payments have been received, the Cheyne notes are in default.

(H) The Fund has entered into a Capital Support Agreement ("agreement") with SEI Investments Company ("SEI") which provides that SEI will contribute capital to the Fund, up to a specified maximum amount, in the event that the Fund realizes a loss on any of these securities and such realized loss causes the Fund's net asset value as calculated using fair values to drop below $0.9975. As of July 31, 2008, the fair value of the agreement was $82,424 ($ Thousands).

(I) The value shown is the fair value as of July 31, 2008. Please refer to Note 10 for the amortized cost value as of July 31, 2008.

(J) On January 18, 2008, due to deterioration in the market value of the assets Stanfield Victoria Finance, LLC ("Victoria"), provisions in the organizational documents of Victoria were triggered that caused the notes issued by Victoria to become immediately due and payable. Since no payments have been received, the Victoria notes are in default. Since that time, this security's valuation has been determined in accordance with fair value for purposes of calculating the Fund's "mark-to-market" net asset value. As of the time of this filing, there is a material difference between the fair value of this security and its amortized cost.

(K)  Tri-Party Repurchase Agreement.

(L) Cheyne Finance LLC ("Cheyne") was a structured investment vehicle that defaulted on its notes in October, 2007. Receivers were appointed with the responsibility to liquidate the assets of the structure and deliver the proceeds to the noteholders. As an alternative to accepting the proceeds from the auction of the underlying collateral, senior noteholders of Cheyne, including the Fund, were given the opportunity to exchange all of their existing senior notes for certain notes issued by a newly formed entity, Gryphon Funding Limited ("Gryphon"). The Fund elected to exchange its Cheyne senior notes for Gryphon notes. As part of the restructuring transaction, Gryphon, in its capacity as the holder of the senior notes in Cheyne following its formation, was deemed to receive a cash distribution from Cheyne following the auction. Gryphon then used this cash to purchase from a third party a significant portion of the assets formerly held by Cheyne. Following this transaction, Gryphon distributed the senior notes in Cheyne back to the original senior noteholders, which included the Fund. The Cheyne entity continues to exist following the restructuring, holding a small residual amount of cash to satisfy known and unknown liabilities. As a result, the Fund continues to hold its original senior notes in Cheyne as well as the newly issued Gryphon notes. This restructuring transaction was effected during July 2008.

(M) Notes issued by Gryphon Funding LLC were received by the Fund in connection with a restructuring of Cheyne Finance LLC (Cheyne) on July 23, 2008.

DN   -- Discount Note

FHLB -- Federal Home Loan Bank

FNMA -- Federal National Mortgage Association

GO   -- Government Obligation

LLC  -- Limited Liability Company

MTN  -- Medium Term Note

Ser  -- Series

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

           SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

Treasury Fund
July 31, 2008

                              (PERFORMANCE GRAPH)

SECTOR WEIGHTINGS+:

Repurchase Agreements   100.0%

+    Percentages are based on total investments.

                                                 Face Amount       Value
Description                                     ($ Thousand)   ($ Thousands)
-----------                                     ------------   -------------
REPURCHASE AGREEMENTS(A) -- 100.1%
   Barclays Capital
      2.060%, dated 07/31/08, to
      be repurchased on 08/01/08,
      repurchase price $319,018,254
      (collateralized by a U.S.
      Treasury Obligation, par value
      $282,409,600, 0.875%,
      04/15/10, with total market value
      $325,380,090)                                $319,000     $  319,000
   BNP Paribas
      2.070%, dated 07/31/08, to
      be repurchased on 08/01/08,
      repurchase price $319,018,343
      (collateralized by various U.S.
      Treasury Obligations, ranging
      in par value $1,129,300-
      $200,000,000, 0.000%-4.250%,
      12/31/09-02/15/25, with total
      market value $325,380,035)                    319,000        319,000
   Deutsche Bank
      2.070%, dated 07/31/08, to
      be repurchased on 08/01/08,
      repurchase price $283,776,316
      (collateralized by various U.S.
      Treasury Obligations, ranging in par
      value $2,410,000-$130,754,000, 0.000%
      -6.000%, 10/02/08-02/15/31, with total
      market value $289,435,215)                    283,760        283,760
   JPMorgan Chase
      2.060%, dated 07/31/08, to
      be repurchased on 08/01/08,
      repurchase price $319,017,955
      (collateralized by various U.S.
      Treasury Obligations, ranging in
      par value $562,650, 8.750%,
      05/15/20, with total market
      value $325,380,495)                           319,000        319,000

                                                Face Amount        Value
Description                                     ($ Thousand)   ($ Thousands)
-----------                                     ------------   -------------
   Morgan Stanley
      2.050%, dated 07/31/08, to
      be repurchased on 08/01/08, repurchase
      price $ 25,001,424
      (collateralized by a U.S.
      Treasury Obligation, par
      value $24,000,000, 4.500%,
      03/31/12, with total market value
      $25,500,000)                                  $25,000     $   25,000
                                                                ----------
Total Repurchase Agreements
      (Cost $1,265,760)
      ($ Thousands)                                              1,265,760
                                                                ----------
Total Investments -- 100.1%
      (Cost $1,265,760)
      ($ Thousands)                                             $1,265,760
                                                                ==========


Percentages are based on Net Assets of $1,264,308 ($ Thousands).

(A)  Tri-Party Repurchase Agreement

The accompanying notes are an integral part of the financial statements.

           SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury II Fund
July 31, 2008

                              (PERFORMANCE GRAPH)

SECTOR WEIGHTINGS+:

U.S. Treasury Obligations   100.0%

+    Percentages are based on total investments.

                                                Face Amount        Value
Description                                     ($ Thousand)   ($ Thousands)
-----------                                     ------------   -------------
U.S. TREASURY OBLIGATIONS -- 99.9%
   U.S. Treasury Bills (A)
      1.050%, 08/07/08                             $52,000       $ 51,986
      1.220%, 08/14/08                              54,000         53,969
      1.260%, 08/21/08                              60,628         60,574
      1.280%, 08/28/08                              30,739         30,708
      6.757%, 09/04/08                              45,828         45,759
      5.199%, 09/18/08                              61,629         61,491
      2.253%, 09/25/08                              16,291         16,257
      1.286%, 10/02/08                              10,000          9,978
      2.234%, 10/09/08                              15,000         14,957
      1.460%, 10/16/08                               7,090          7,068
      1.355%, 10/23/08                              15,000         14,953
      2.576%, 10/30/08                              30,000         29,872
      2.556%, 11/06/08                              15,000         14,931
      1.599%, 11/20/08                               5,000          4,975
      2.178%, 12/04/08                               5,000          4,963
      3.285%, 12/11/08                              17,000         16,880
      1.802%, 12/18/08                              20,000         19,862
      1.839%, 01/08/09                              10,000          9,919
      1.816%, 01/15/09                               5,000          4,958
      1.949%, 01/22/09                              10,000          9,907
   U.S. Treasury Notes
      4.125%, 08/15/08                              40,000         40,036
      3.250%, 08/15/08                              20,000         20,010
      3.125%, 10/15/08                              10,000         10,035
      4.875%, 10/31/08                               5,000          5,035
                                                                 --------
Total U.S. Treasury Obligations
    (Cost $559,083) ($ Thousands)                                 559,083
                                                                 --------
Total Investments -- 99.9%
    (Cost $559,083) ($ Thousands)                                $559,083
                                                                 ========

Percentages are based on Net Assets of $559,742 ($ Thousands).

(A)  The rate reported is the effective yield at time of purchase.

The accompanying notes are an integral part of the financial statements.

          SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

Short-Duration Government Fund
July 31, 2008

                              (PERFORMANCE GRAPH)

SECTOR WEIGHTINGS+:

Mortgage-Backed Securities           72.0%
Repurchase Agreement                 18.5%
U.S. Government Agency Obligations    5.4%
U.S. Treasury Obligations             4.1%

+    Percentages are based on total investments.

                                                 Face Amount       Value
Description                                     ($ Thousand)   ($ Thousands)
-----------                                     ------------   -------------
MORTGAGE-BACKED SECURITIES -- 85.7%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 85.7%
   FHLMC
      6.000%, 06/01/21                            $  2,126        $  2,171
   FHLMC (A)
      7.287%, 10/15/08                                  26              26
      7.250%, 10/15/08 to 10/15/08                      53              53
      7.125%, 10/15/08 to 10/15/08                      29              29
      7.000%, 10/15/08 to 10/15/08                      26              25
      6.875%, 10/15/08 to 10/15/08                      27              27
      6.750%, 10/15/08                                  20              20
      6.625%, 10/15/08 to 10/15/08                      11              11
      6.582%, 10/15/08                                 238             240
      6.500%, 10/15/08                                   8               8
      6.392%, 10/15/08                               3,328           3,407
      6.375%, 10/15/08                                  13              13
      6.340%, 10/15/08                                  25              25
      6.307%, 10/15/08                                  41              42
      6.250%, 10/15/08 to 10/15/08                       6               7
      6.165%, 10/15/08                                  47              47
      6.150%, 10/15/08                                  83              84
      6.055%, 10/15/08                                  70              71
      5.946%, 10/15/08                                  42              43
      5.935%, 10/15/08                                  25              25
      5.888%, 10/15/08                                 127             129
      5.873%, 10/15/08                                 153             157
      5.750%, 10/15/08                                   4               4
      5.500%, 10/15/08                                   9               9
      5.411%, 10/15/08                                 148             150
      5.318%, 10/15/08                                  67              68
      5.250%, 10/15/08                                   7               7
      5.178%, 10/15/08                                   5               5
      5.169%, 10/15/08                                  47              48
      5.000%, 10/15/08                                   5               5
      4.500%, 10/15/08 to 10/15/08                      12              13
      4.375%, 10/15/08                                   6               6
   FHLMC REMIC, Cl DG
      4.500%, 04/15/17                                 901             901
   FHLMC REMIC, Ser 2004-2780, Cl LC
      5.000%, 07/15/27                               2,000           2,024
   FHLMC REMIC, Ser 2004-2826, Cl BK
      5.000%, 01/15/18                               1,086           1,096
   FHLMC REMIC, Ser 2587, Cl ET
      3.700%, 07/15/17                                 849             834
   FHLMC REMIC, Ser 2630, Cl KN
      2.500%, 04/15/13                                 286             286

                                                 Face Amount       Value
Description                                     ($ Thousand)   ($ Thousands)
-----------                                     ------------   -------------
   FHLMC REMIC, Ser 2684, Cl GN
      3.250%, 05/15/23                            $    123        $    123
   FHLMC REMIC, Ser 2760, Cl PH
      3.500%, 10/15/21                                 128             128
   FHLMC REMIC, Ser 2760, Cl PK
      4.500%, 10/15/21                                 160             160
   FHLMC REMIC, Ser 2890, Cl PJ
      4.500%, 09/15/24                               1,482           1,487
   FHLMC REMIC, Ser 2975, Cl VT
      5.000%, 02/15/11                               1,944           1,969
   FHLMC REMIC, Ser 3153, Cl FX  (A)
      2.807%, 08/15/08                                 784             764
   FHLMC REMIC, Ser T-42, Cl A5
      7.500%, 02/25/42                                 922             988
   FNMA
      7.000%, 06/01/37                                 262             274
      6.610%, 04/01/09                                 147             147
      6.531%, 09/25/08 (A)                           1,108           1,125
      6.490%, 08/01/08                                 518             516
      6.320%, 09/25/08 (A)                             952             969
      6.229%, 12/01/08                                 308             309
      6.189%, 09/25/08 (A)                             668             679
      6.155%, 09/25/08 (A)                             212             214
      6.150%, 09/01/08                               3,003           2,996
      6.130%, 10/01/08                                 137             137
      6.110%, 09/25/08 (A)                             278             282
      6.026%, 06/01/09                                 286             289
      5.870%, 09/25/08 (A)                           1,421           1,442
      5.735%, 01/01/09                               1,283           1,292
      5.592%, 09/25/08 (A)                             259             260
      5.500%, 05/01/37 to 07/01/38                  45,952          44,986
      5.016%, 02/01/13                                  82              82
      5.000%, 11/01/37 to 08/01/38                  21,477          20,409
      4.621%, 04/01/13                                 136             135
   FNMA REMIC, Ser 1992-61, Cl FA (A)
      3.119%, 08/25/08                                 212             211
   FNMA REMIC, Ser 1993-32, Cl H
      6.000%, 03/25/23                                  98              99
   FNMA REMIC, Ser 1993-5, Cl Z
      6.500%, 02/25/23                                  43              44
   FNMA REMIC, Ser 1994-77, Cl FB (A)
      3.969%, 08/25/08                                  21              21
   FNMA REMIC, Ser 1995-13, Cl C
      6.500%, 10/25/08                                   7               7
   FNMA REMIC, Ser 2001-51, Cl QN
      6.000%, 10/25/16                                 325             336
   FNMA REMIC, Ser 2001-53, Cl CA
      5.750%, 06/25/31                                  38              38
   FNMA REMIC, Ser 2002-3, Cl PG
      5.500%, 02/25/17                               1,866           1,901
   FNMA REMIC, Ser 2002-53, Cl FK (A)
      2.861%, 08/25/08                                 402             400
   FNMA REMIC, Ser 2003-76, Cl CA
      3.750%, 07/25/33                               1,337           1,222

         SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Short-Duration Government Fund (Concluded)

July 31, 2008

                                                 Face Amount       Value
Description                                     ($ Thousand)   ($ Thousands)
-----------                                     ------------   -------------
   FNMA REMIC, Ser 2005-43, Cl EN
      5.000%, 05/25/19                            $  1,851        $  1,868
   FNMA REMIC, Ser 2006-39, Cl PB
      5.500%, 07/25/29                               2,077           2,118
   FNMA REMIC, Ser 2006-46, Cl PB
      5.500%, 07/25/29                                 409             417
   FNMA REMIC, Ser 2006-53, Cl PA
      5.500%, 12/25/26                               2,755           2,805
   FNMA REMIC, Ser 2006-72, Cl FY (A)
      2.881%, 08/25/08                               4,064           3,976
   FNMA REMIC, Ser 2006-76, Cl QF (A)
      2.861%, 08/25/08                               3,985           3,905
   GNMA
      7.500%, 01/15/11 to 02/15/11                      19              21
      6.500%, 04/15/17 to 10/15/36                   1,630           1,683
      6.000%, 06/15/16 to 09/15/19                     897             922
   GNMA REMIC, Ser 2004-41, Cl ED
      3.750%, 10/20/26                                  73              73
   GNMA REMIC, Ser 2006-38, Cl XS, IO (A)
      4.779%, 08/16/08                                 304              24
                                                                  --------
Total Mortgage-Backed Securities
   (Cost $117,627) ($ Thousands)                                   116,369
                                                                  --------
U.S. TREASURY OBLIGATIONS -- 6.4%
   U.S. Treasury Inflation Indexed Bonds
      2.625%, 07/15/17                               8,033           8,711
                                                                  --------
Total U.S. Treasury Obligations
    (Cost $8,809) ($ Thousands)                                      8,711
                                                                  --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.0%
   FHLMC
      5.125%, 08/23/10                               4,500           4,671
   FNMA
      5.000%, 03/15/16                               2,000           2,063
                                                                  --------
Total U.S. Government Agency Obligations
    (Cost $6,592) ($ Thousands)                                      6,734
                                                                  --------
REPURCHASE AGREEMENT (B) -- 22.0%
   BNP Paribas
      2.200%, dated 07/31/08, to be
      repurchased on 08/01/08,
      repurchase price $29,901,827
      (collateralized by a FNMA obligation,
      par value $34,391,620, 5.500%,
      03/01/37, with total market value
      $30,498,000)                                  29,900          29,900
                                                                  --------
Total Repurchase Agreement
   (Cost $29,900) ($ Thousands)                                     29,900
                                                                  --------
Total Investments -- 119.1%
   (Cost $162,928) ($Thousands)                                   $161,714
                                                                  ========

Futures -- a summary of the open futures contracts held by the Fund at July 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):

                                                            UNREALIZED
                              NUMBER OF                    APPRECIATION
                              CONTRACTS     EXPIRATION    (DEPRECIATION)
TYPE OF CONTRACT             LONG (SHORT)      DATE        ($ THOUSANDS)
----------------             ------------   -----------   --------------
U.S. 10-Year Treasury Note      (304)         Sep-2008        $(333)
U.S. 2-Year Treasury Note        216          Sep-2008          381
U.S. 5-Year Treasury Note        150          Sep-2008          170
U.S. Long Treasury Bond         (147)         Sep-2008         (269)
                                                              -----
                                                              $ (51)
                                                              =====

Percentages are based on Net Assets of $135,787 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Statement of Investments is the rate in effect on July 31, 2008. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)  Tri-Party Repurchase Agreement.

Cl    -- Class

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA  -- Federal National Mortgage Association

GNMA  -- Government National Mortgage Association

IO    -- Interest Only - face amount represents notional amount

REMIC -- Real Estate Mortgage Investment Conduit

Ser   -- Series

The accompanying notes are an integral part of the financial statements.

          SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

Intermediate-Duration Government Fund
July 31, 2008

                              (PERFORMANCE GRAPH)

SECTOR WEIGHTINGS+:

Mortgage-Backed Securities   73.9%
Repurchase Agreement         14.4%
U.S. Treasury Obligations     9.7%
Asset-Backed Security         2.0%

+    Percentages are based on total investments.

                                                 Face Amount        Value
Description                                     ($ Thousands)   ($ Thousands)
-----------                                     -------------   -------------
MORTGAGE-BACKED SECURITIES -- 85.0%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 85.0%
   FHLMC
      8.250%, 01/01/09                             $     3         $     3
      6.500%, 01/01/18                                  49              51
      6.000%, 09/01/24                               1,510           1,535
      5.500%, 06/01/19 to 12/01/20                     974             981
   FHLMC REMIC, Ser 1599, Cl C
      6.100%, 10/15/23                                 427             438
   FHLMC REMIC, Ser 165, Cl K
      6.500%, 09/15/21                                  19              19
   FHLMC REMIC, Ser 2586, Cl NK
      3.500%, 08/15/16                                 130             128
   FHLMC REMIC, Ser 2587, Cl ET
      3.700%, 07/15/17                                 490             482
   FHLMC REMIC, Ser 2630, Cl HA
      3.000%, 01/15/17                               1,129           1,087
   FHLMC REMIC, Ser 2635, Cl NJ
      3.000%, 03/15/17                                 314             305
   FHLMC REMIC, Ser 2760, Cl PH
      3.500%, 10/15/21                                  55              55
   FNMA
      9.500%, 05/01/18                                  49              53
      6.450%, 09/01/18                                 675             716
      6.390%, 04/01/12                                 241             249
      6.150%, 04/01/11                                 145             150
      5.931%, 02/01/12                                 612             633
      5.920%, 06/01/14                                 494             512
      5.680%, 06/01/17                                 593             605
      5.626%, 12/01/11                               1,730           1,775
      5.500%, 08/01/37 to 07/01/38                  18,657          18,273
      5.034%, 08/01/15                                 392             387
      5.016%, 02/01/13                                 213             214
      5.000%, 04/01/37 to 08/01/38                   9,396           8,925
      4.500%, 03/01/38 to 06/01/38                   3,995           3,663
      3.790%, 07/01/13                               1,047             999
   FNMA REMIC, Ser 2001-51, Cl QN
      6.000%, 10/25/16                                 459             475
   FNMA REMIC, Ser 2004-27, Cl HN
      4.000%, 05/25/16                                 323             323
   FNMA REMIC, Ser 2006-72, Cl FY (A)
      2.881%, 08/25/36                               3,110           3,042

                                                 Face Amount        Value
Description                                     ($ Thousands)   ($ Thousands)
-----------                                     -------------   -------------
   GNMA
      8.750%, 07/20/17 to 07/20/17                 $    11         $    12
      8.500%, 11/20/16 to 08/20/17                      82              89
      7.500%, 11/15/25 to 09/15/36                     243             257
      6.000%, 04/15/09 to 09/15/24                     842             857
                                                                   -------
Total Mortgage-Backed Securities
   (Cost $47,944) ($ Thousands)                                     47,293
                                                                   -------
U.S. TREASURY OBLIGATIONS -- 11.1%
   U.S. Treasury Inflation Indexed Bond
      2.625%, 07/15/17                               3,130           3,394
   U.S. Treasury Note
      4.750%, 03/31/11                               2,650           2,784
                                                                   -------
Total U.S. Treasury Obligations
   (Cost $6,100) ($ Thousands)                                       6,178
                                                                   -------
ASSET-BACKED SECURITY -- 2.4%
   Small Business Administration,
      Ser 2005-P10B, Cl 1
      4.940%, 08/10/15                               1,319           1,299
                                                                   -------
Total Asset-Backed Security
   (Cost $1,319) ($ Thousands)                                       1,299
                                                                   -------

REPURCHASE AGREEMENT (B) -- 16.5%
   BNP Paribas
      2.200%, dated 07/31/08, to be
      repurchased on 08/01/08,
      repurchase price $9,200,562
      (collateralized by a FNMA obligation,
      par value $10,582,037, 5.500%,
      03/01/37, with total market
      value $9,384,000)                              9,200           9,200
                                                                   -------
Total Repurchase Agreement
   (Cost $9,200) ($ Thousands)                                       9,200
                                                                   -------
Total Investments -- 115.0%
   (Cost $64,563) ($ Thousands)                                    $63,970
                                                                   =======

          SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Duration Government Fund (Concluded)

July 31, 2008

Futures -- a summary of the open futures contracts held by the Fund at July 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):

                                                           UNREALIZED
                               NUMBER OF                  APPRECIATION
TYPE OF                        CONTRACTS    EXPIRATION   (DEPRECIATION)
CONTRACT                     LONG (SHORT)      DATE       ($ THOUSANDS)
--------                     ------------   ----------   --------------
U.S. 10-Year Treasury Note        (58)       Sep-2008        $ (81)
U.S. 5-Year Treasury Note         247        Sep-2008          442
U.S. Long Treasury Bond           (81)       Sep-2008
                                                              (164)
                                                             -----
                                                             $ 197
                                                             =====

Percentages are based on Net Assets of $55,623 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)  Tri-Party Repurchase Agreement.

Cl    -- Class

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA  -- Federal National Mortgage Association

GNMA  -- Government National Mortgage Association

REMIC -- Real Estate Mortgage Investment Conduit

Ser   -- Series

The accompanying notes are an integral part of the financial statements.

          SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

GNMA Fund
July 31, 2008

                              (PERFORMANCE GRAPH)

SECTOR WEIGHTINGS+:

Mortage-Backed Securities   99.4%
Repurchase Agreement         0.6%

+    Percentages are based on total investments.

                                                 Face Amount        Value
Description                                     ($ Thousands)   ($ Thousands)
-----------                                     -------------   -------------
MORTGAGE-BACKED SECURITIES -- 99.1%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 99.1%
   FHLMC REMIC, Ser 3279, IO (A)
      3.972%, 02/15/37                             $ 8,383        $    711
   FHLMC REMIC, Ser 3309, IO (A)
      3.993%, 04/15/37                               7,604             641
   FNMA
      8.000%, 09/01/14 to 09/01/28                     253             275
      7.000%, 08/01/29 to 09/01/32                     468             494
      6.500%, 09/01/32                                 290             300
      5.500%, 07/01/37                               1,010             989
      5.320%, 05/25/36 (B)                             352             254
      5.000%, 01/01/38 to 08/01/38                   7,355           6,988
   FNMA REMIC, Ser 1990-91, Cl G
      7.000%, 08/25/20                                  50              53
   FNMA REMIC, Ser 1992-105, Cl B
      7.000%, 06/25/22                                  91              96
   FNMA REMIC, Ser 2002-42, Cl C
      6.000%, 07/25/17                               1,500           1,550
   GNMA
      10.000%, 05/15/16 to 04/15/20                     29              31
      9.500%, 06/15/09 to 11/15/20                     179             192
      9.000%, 12/15/17 to 05/15/22                     234             256
      8.500%, 10/15/16 to 06/15/17                      72              80
      8.000%, 04/15/17 to 03/15/32                     990           1,081
      7.750%, 10/15/26                                  47              51
      7.500%, 02/15/27 to 05/15/36                   1,145           1,216
      7.250%, 01/15/28                                 185             197
      7.000%, 04/15/19 to 06/20/38                   9,301           9,906
      6.750%, 11/15/27                                  52              55
      6.500%, 09/15/10 to 07/20/38                  14,297          14,793
      6.000%, 07/15/24 to 05/20/38                   5,575           5,647
      5.500%, 10/15/32 to 04/15/37                  15,515          15,440
      5.000%, 04/15/33 to 07/15/38                  40,232          38,958
      4.500%, 08/15/33 to 04/15/38                  14,716          13,651
   GNMA REMIC, Ser 2002-45, Cl QE
      6.500%, 06/20/32                               1,473           1,531
   GNMA REMIC, Ser 2003-63, Cl UV
      3.500%, 07/20/30                               1,831           1,781
   GNMA REMIC, Ser 2005-70, Cl AI, IO
      5.000%, 10/20/33                               8,929           1,789

                                                 Face Amount        Value
Description                                     ($ Thousands)   ($ Thousands)
-----------                                     -------------   -------------
   GNMA REMIC, Ser 2006-38, Cl XS, IO (A)
      4.779%, 09/16/35                             $ 4,054        $    322
                                                                  --------
Total Mortgage-Backed Securities
   (Cost $118,164) ($ Thousands)                                   119,328
                                                                  --------
REPURCHASE AGREEMENT (C)-- 0.6%
   BNP Paribas
      2.200%, dated 07/31/08, to be
      repurchased on 08/01/08,
      repurchase price $700,043
      (collateralized by a FNMA
      obligation, par value $805,155,
      5.500%, 03/01/37, with total
      market value $714,000)                           700             700
                                                                  --------
Total Repurchase Agreement
   (Cost $700) ($ Thousands)                                           700
                                                                  --------
Total Investments -- 99.7%
   (Cost $118,864) ($ Thousands)                                  $120,028
                                                                  ========

Futures -- a summary of the open futures contracts held by the Fund at July 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):

                                                           UNREALIZED
                               NUMBER OF                  APPRECIATION
TYPE OF                        CONTRACTS    EXPIRATION   (DEPRECIATION)
CONTRACT                     LONG (SHORT)      DATE       ($ THOUSANDS)
--------                     ------------   ----------   --------------
U.S. 10-Year Treasury Note        (77)       Sep-2008        $(103)
U.S. 2-Year Treasury Note         (48)       Sep-2008            9
U.S. 5-Year Treasury Note         165        Sep-2008          190
U.S. Long Treasury Bond             2        Sep-2008           (4)
                                                             -----
                                                             $  92
                                                             =====

Percentages are based on Net Assets of $120,396 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)  PO - Principal Only

(C)  Tri-Party Repurchase Agreement.

Cl    -- Class

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA  -- Federal National Mortgage Association

GNMA  -- Government National Mortgage Association

IO    -- Interest Only - face amount represents notional amount

REMIC -- Real Estate Mortgage Investment Conduit

Ser   -- Series

The accompanying notes are an integral part of the financial statements.

           SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund
July 31, 2008

                               (PERFOMANCE GRAPH)

SECTOR WEIGHTINGS+:

Asset-Backed Securities              23.9%
U.S. Government Agency Obligations   23.8%
Mortgage-Backed Securities           19.9%
Repurchase Agreement                 14.6%
Corporate Obligations                 8.5%
Certificates of Deposit               6.8%
Commercial Paper                      2.5%

+    Percentages are based on total investments.

                                               Face Amount        Value
Description                                   ($ Thousands)   ($ Thousands)
-----------                                   -------------   -------------
ASSET-BACKED SECURITIES -- 21.8 %
AUTOMOTIVE -- 9.3%
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-CM, Cl A3A
         5.420%, 05/07/12                        $1,720          $ 1,663
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-AX, Cl A3
         5.190%, 11/06/11                         2,100            2,085
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-AX, Cl A2
         5.290%, 11/06/10                            49               49
   BMW Vehicle Lease Trust, Ser 2007-1,
      Cl A3A
         4.590%, 08/15/13                           655              663
   BMW Vehicle Owner Trust, Ser 2005-A,
      Cl A4
         4.280%, 02/25/10                           928              930
   Capital Auto Receivables Asset Trust,
      Ser 2007-3, Cl A3A
         5.020%, 09/15/11                           575              585
   Capital Auto Receivables Asset Trust,
      Ser 2005-1, Cl B (A)
         2.833%, 08/15/08                           440              440
   Capital One Auto Finance Trust,
      Ser 2007-C, Cl A3A
         5.130%, 04/16/12                         1,670            1,572
   Capital One Auto Finance Trust (A)
         2.468%, 08/15/08                         2,350            2,207
   Capital One Prime Auto Receivables
      Trust, Ser 2007-2, Cl A2
         5.050%, 03/15/10                         1,038            1,044
   Carmax Auto Owner Trust, Ser 2006-2,
      Cl A4
         5.140%, 11/15/11                         1,120            1,141
   Carmax Auto Owner Trust, Ser 2005-2,
      Cl A3
         4.210%, 01/15/10                           119              119
   Carmax Auto Owner Trust, Ser 2008-1,
      Cl A4A
         4.790%, 02/15/13                         1,750            1,735
   Carmax Auto Owner Trust, Cl A2A
         4.060%, 09/15/11                         1,750            1,747

                                               Face Amount        Value
Description                                   ($ Thousands)   ($ Thousands)
-----------                                   -------------   -------------
   Chase Manhattan Auto Owner Trust,
      Ser 2005-A, Cl A4
         3.980%, 04/15/11                        $1,675          $ 1,679
   CPS Auto Trust, Ser 2007-C, Cl A2 (B)
         5.440%, 11/15/10                           500              498
   Ford Credit Auto Owner Trust, Cl A2 (A)
         3.658%, 08/15/08                         2,105            2,113
   Ford Credit Auto Owner Trust,
      Ser 2007-A, Cl A2A
         5.420%, 04/15/10                           729              735
   Ford Credit Auto Owner Trust,
      Ser 2008-A, Cl A3A
         3.960%, 04/15/12                         1,610            1,610
   Ford Credit Auto Owner Trust,
      Ser 2007-B, Cl A3A
         5.150%, 11/15/11                           745              759
   Harley-Davidson Motorcycle Trust,
      Ser 2007-1, Cl A2
         5.290%, 01/18/11                           145              146
   Honda Auto Receivables Owner Trust,
      Ser 2005-1, Cl A4
         3.820%, 05/21/10                           459              459
   Household Automotive Trust,
      Ser 2007-1, Cl A2
         5.320%, 05/17/10                            78               78
   Household Automotive Trust,
      Ser 2005-3, Cl A3
         4.800%, 10/18/10                           324              325
   Hyundai Auto Receivables Trust,
      Ser 2005-A, Cl A3
         3.980%, 11/16/09                            53               53
   Hyundai Auto Receivables Trust,
      Ser 2007-A, Cl A3A
         5.040%, 01/17/12                         1,570            1,600
   Hyundai Auto Receivables Trust,
      Cl A2
         4.160%, 05/16/11                         2,710            2,727
   Hyundai Auto Receivables Trust,
      Cl A4
         5.260%, 11/15/12                         1,365            1,389
   Long Beach Auto Receivables Trust,
      Ser 2006-B, Cl A3
         5.170%, 08/15/11                         1,576            1,561
   Nissan Auto Receivables Owner Trust,
      Ser 2008-A, Cl A3
         3.890%, 08/15/11                           670              670
   Nissan Auto Receivables Owner Trust,
      Cl A3
         4.460%, 04/16/12                           925              925
   Nissan Auto Receivables Owner Trust,
      Ser 2005-C, Cl A3
         4.190%, 07/15/09                            45               45

         SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

                                               Face Amount        Value
Description                                   ($ Thousands)   ($ Thousands)
-----------                                   -------------   -------------
   Nissan Auto Receivables Owner Trust,
      Ser 2006-A, Cl A3
         4.740%, 09/15/09                        $  180          $   181
   Santander Drive Auto Receivables
      Trust, Ser 2007-1, Cl A2
         5.200%, 12/15/10                           316              316
   USAA Auto Owner Trust, Cl A2
         3.910%, 01/15/11                         2,165            2,175
   USAA Auto Owner Trust, Ser 2008-1,
      Cl A3
         4.160%, 04/16/12                           965              971
   USAA Auto Owner Trust, Ser 2007-2,
      Cl A3
         4.900%, 02/15/12                           845              858
   Volkswagen Auto Lease Trust,
      Ser 2006-A, Cl A3
         5.500%, 09/21/09                           373              376
   Wachovia Auto Owner Trust,
      Ser 2005-B, Cl A3
         4.790%, 04/20/10                            14               14
   Wachovia Auto Owner Trust, Cl A2A
         4.090%, 05/20/11                         1,595            1,602
   WFS Financial Owner Trust,
      Ser 2005-2, Cl B
         4.570%, 11/19/12                         1,234            1,243
                                                                 -------
                                                                  41,088
                                                                 -------
CREDIT CARD -- 4.8%
   Advanta Business Card Master Trust,
      Ser 2005-C1, Cl C1 (A)
         2.968%, 08/20/08                         1,500            1,481
   Advanta Business Card Master Trust,
      Ser 2006-B2, Cl B2 (A)
         2.708%, 08/20/08                         2,000            1,487
   Advanta Business Card Master Trust,
      Ser 2005-B1, Cl B1 (A)
         2.838%, 08/20/08                         1,250            1,156
   American Express Issuance Trust,
      Ser 2007-1, Cl A (A)
         2.657%, 08/15/08                           715              704
   Bank of America Credit Card Trust,
      Ser 2006-C7, Cl C7 (A)
         2.688%, 08/15/08                         1,000              967
   Bank of America Credit Card Trust,
      Ser 2007-A13, Cl A13 (A)
         2.678%, 08/15/08                         1,500            1,492
   Cabela's Master Credit Card Trust,
      Ser 2006-3A, Cl B (A) (B)
         2.658%, 08/15/08                         2,000            1,630
   Capital One Multi-Asset Execution Trust,
      Ser 2004-C4, Cl C4 (A)
         3.108%, 08/15/08                         1,350            1,299

                                               Face Amount        Value
Description                                   ($ Thousands)   ($ Thousands)
-----------                                   -------------   -------------
   Capital One Multi-Asset Execution
      Trust, Ser 2007-C3, Cl C3 (A)
         2.748%, 08/15/08                        $1,500          $ 1,386
   Capital One Multi-Asset Execution
      Trust, Ser 2007-C2, Cl C2 (A)
         2.758%, 08/15/08                         1,200            1,022
   Chase Issuance Trust, Ser 2007-A14,
      Cl A14 (A)
         2.708%, 08/15/08                         1,000              997
   Citibank Credit Card Issuance Trust,
      Ser 2006-A5, Cl A5
         5.300%, 05/20/11                         1,505            1,528
   Citibank Credit Card Issuance Trust,
      Cl A3 (A)
         3.336%, 08/18/08                         2,000            2,006
   MBNA Credit Card Master Note Trust,
      Ser 2005-A7, Cl A7
         4.300%, 02/15/11                           595              596
   MBNA Credit Card Master Note Trust,
      Ser 2006-A1, Cl A1
         4.900%, 07/15/11                         1,000            1,009
   Washington Mutual Master Note Trust,
      Ser 2006-C3A, Cl C3A (A)
         2.838%, 08/15/08                         1,490            1,294
   Washington Mutual Master Note Trust,
      Ser 2006-C2A, Cl C2 (A) (B)
         2.958%, 08/15/08                         1,300              904
                                                                 -------
                                                                  20,958
                                                                 -------
MISCELLANEOUS BUSINESS SERVICES -- 5.8%
   ACAS Business Loan Trust,
      Ser 2007-1A, Cl C (A)
         3.920%, 08/18/08                         1,276            1,048
   ACAS Business Loan Trust,
      Ser 2005-1A, Cl A1 (A) (B)
         3.050%, 10/28/08                         1,000              924
   AIG Credit Premium Finance Master
      Trust, Ser 2005-1, Cl A (A)
         2.537%, 08/15/08                         1,470            1,466
   Babson CLO Ltd., Ser 2007-1A,
      Cl A1 (A)
         3.010%, 10/20/08                         1,190            1,060
   Capital Source Commercial Loan Trust,
      Ser 2006-1A, Cl C (A) (B)
         3.008%, 08/20/08                           494              441
   Capital Source Commercial Loan Trust,
      Ser 2006-2A, Cl A1A (A)
         2.668%, 08/20/08                         1,460            1,291
   Caterpillar Financial Asset Trust,
      Cl A2A
         4.090%, 12/27/08                           880              884

         SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2008

                                               Face Amount        Value
Description                                   ($ Thousands)   ($ Thousands)
-----------                                   -------------   -------------
   CIT Equipment Collateral,
      Ser 2006-VT1, Cl A3
         5.130%, 12/21/09                        $  405          $   407
   Citigroup Mortgage Loan Trust,
      Ser 2006-WFH3, Cl M1 (A)
         2.751%, 08/25/08                         1,325              587
   CNH Equipment Trust, Ser 2006-B,
      Cl A3
         5.200%, 06/15/10                           569              573
   CNH Wholesale Master Note Trust,
      Ser 2006-1A, Cl B (A) (B)
         2.738%, 08/15/08                           245              233
   Colts Trust, Ser 2006-2A, Cl A (A) (B)
         3.083%, 09/22/08                         1,950            1,851
   Countrywide Asset-Backed Certificates,
      Ser 2006-2, Cl 2A2 (A)
         2.651%, 08/25/08                           606              566
   Credit-Based Asset Servicing and
      Securitization CBO, Ser 2006-16A,
      Cl A (A)
         2.922%, 09/08/08                         1,433              931
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2007-FF1, Cl M2 (A)
         2.721%, 08/25/08                         1,250               96
   Franklin CLO Ltd., Ser 2003-4A, Cl A
      (A) (B)
         3.353%, 09/22/08                           500              487
   GE Commercial Loan Trust,
      Ser 2006-3, Cl C (A)
         3.336%, 10/20/08                           642              413
   GE Equipment Small Ticket LLC,
      Ser 2005-1A, Cl B (B)
         4.620%, 12/22/14                           224              226
   GE Equipment Small Ticket LLC,
      Ser 2005-2A, Cl A4 (B)
         5.010%, 06/22/15                         2,226            2,240
   GMAC Mortgage Loan Trust,
      Ser 2006-HE4, Cl A2 (A)
         2.601%, 08/25/08                         1,901              966
   JPMorgan Mortgage Acquisition,
      Ser 2007-CH5, Cl M1 (A)
         2.731%, 08/25/08                         2,000              477
   Katonah CLO, Ser 2005-7A, Cl B (A) (B)
         3.096%, 08/15/08                         1,200              972
   Lambda Finance BV, Ser 2005-1A,
      Cl B3 (A) (B)
         3.046%, 08/15/08                           840              724
   Long Beach Mortgage Loan Trust,
      Ser 2006-6, Cl 2A3 (A)
         2.611%, 08/25/08                         1,190              703
   Madison Park Funding CLO,
      Ser 2007-4A, Cl A1B (A) (B)
         3.101%, 09/22/08                         1,000              764

                                               Face Amount        Value
Description                                   ($ Thousands)   ($ Thousands)
-----------                                   -------------   -------------
   Marlin Leasing Receivables LLC,
      Ser 2005-1A, Cl B (B)
         5.090%, 08/15/12                        $   66          $    67
   Merritt Funding Trust CLO,
      Ser 2005-2A, Cl B (A) (B)
         3.491%, 10/15/08                           541              412
   Morgan Stanley ABS Capital I,
      Ser 2006-WMC1, Cl A2B (A)
         2.661%, 08/25/08                         1,293            1,245
   New Century Home Equity Loan Trust,
      Ser 2005-C, Cl A2B (A)
         2.631%, 08/25/08                           278              276
   PFS Financing, Ser 2006-B, Cl A (A) (B)
         2.866%, 09/15/08                           965              960
   Residential Asset Securities,
      Ser 2006-KS1, Cl A2 (A)
         2.601%, 08/25/08                            71               71
   Sierra Receivables Funding,
      Ser 2007-2A, Cl A2 (A)
         3.458%, 08/20/08                           649              559
   SLM Student Loan Trust, Ser 2003-A,
      Cl A1 (A)
         2.886%, 09/15/08                            85               84
   Superior Wholesale Inventory Financing
      Trust, Ser 2007-AE1, Cl C (A)
         3.058%, 08/15/08                           200              177
   Superior Wholesale Inventory Financing
      Trust, Ser 2007-AE1, Cl B (A)
         2.758%, 08/15/08                           110              101
   Wadsworth CDO, Ser 2006-1A, Cl B
         3.254%, 11/05/08                           315                3
   William Street Funding, Ser 2006-1,
      Cl A (A) (B)
         3.029%, 10/23/08                         1,260            1,065
                                                                 -------
                                                                  25,350
                                                                 -------
MORTGAGE RELATED -- 1.9%
   ACE Securities, Ser 2006-CW1,
      Cl A2C (A)
         2.601%, 08/25/08                           895              687
   Asset-Backed Funding Certificates,
      Ser 2006-OPT2, Cl A3B (A)
         2.571%, 08/25/08                         1,900            1,729
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2005-HE11, Cl A2 (A)
         2.711%, 08/25/08                           200              188
   Morgan Stanley Home Equity Lo,
      Ser 2005-4, Cl A2B (A)
         2.681%, 08/25/08                         1,380            1,361
   Option One Mortgage Loan Trust,
      Ser 2003-3, Cl A2 (A)
         2.761%, 08/25/08                           147              114

         SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

                                               Face Amount        Value
Description                                   ($ Thousands)   ($ Thousands)
-----------                                   -------------   -------------
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl 2A2 (A)
         2.591%, 08/25/08                        $ 1,108         $ 1,068
   Option One Mortgage Loan Trust,
      Ser 2007-FXD2, Cl 2A1 (C)
         5.900%, 03/25/37                            836             830
   Option One Mortgage Loan Trust,
      Ser 2005-5, Cl A3 (A)
         2.671%, 08/25/08                          1,108           1,067
   Option One Mortgage Loan Trust,
      Ser 2007-HL1, Cl 2A1 (A)
         2.581%, 08/25/08                            632             567
   Option One Mortgage Loan Trust,
      Ser 2007-FXD1, Cl 3A3 (A)
         5.611%, 09/25/08                            305             195
   Residential Asset Securities,
      Ser 2006-EMX6, Cl A3 (A)
         2.611%, 08/25/08                          1,005             615
                                                                 -------
                                                                   8,421
                                                                 -------
Total Asset-Backed Securities
    (Cost $106,878) ($ Thousands)                                 95,817
                                                                 -------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 21.5%
   FHLMC
         5.000%, 06/11/09                          8,500           8,651
         4.250%, 07/15/09                         20,000          20,248
   FHLB
         3.875%, 08/22/08                            175             175
         5.375%, 07/17/09                         20,000          20,461
   FHLMC DN (D)
         2.050%, 09/02/08                         15,000          14,969
   FNMA
         5.125%, 07/13/09                         20,000          20,410
   FNMA DN (D)
         2.470%, 08/27/08                         10,000           9,985
                                                                 -------
Total U.S. Government Agency Obligations
   (Cost $95,071) ($ Thousands)                                   94,899
                                                                 -------
MORTGAGE-BACKED SECURITIES -- 18.0%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 2.9%
   FHLMC (A)
         6.257%, 10/15/08                          1,215           1,227
         5.929%, 10/15/08                            753             759
   FHLMC REMIC, Ser 1599, Cl C
         6.100%, 10/15/23                            277             284
   FHLMC REMIC, Ser 2004-2780  Cl LC
         5.000%, 07/15/27                          1,000           1,012
   FHLMC REMIC, Ser 2630, Cl HA
         3.000%, 01/15/17                          1,202           1,158

                                               Face Amount        Value
Description                                   ($ Thousands)   ($ Thousands)
-----------                                   -------------   -------------
   FNMA
         6.407%, 09/25/08 (A)                    $   214         $   218
         6.339%, 09/25/08 (A)                        554             563
         6.013%, 09/25/08 (A)                        114             116
         6.011%, 09/25/08 (A)                        538             544
         6.000%, 01/01/27                          1,871           1,896
         5.846%, 09/25/08 (A)                         68              69
         5.669%, 09/25/08 (A)                        888             901
         5.499%, 09/25/08 (A)                        141             141
   FNMA REMIC, Ser 1993-220, Cl FA (A)
         3.069%, 08/25/08                            138             138
   FNMA REMIC, Ser 1993-58, Cl H
         5.500%, 04/25/23                            210             214
   FNMA REMIC, Ser 2001-33, Cl FA (A)
         2.932%, 08/25/08                            288             285
   FNMA REMIC, Ser 2002-63, Cl QF (A)
         2.761%, 08/25/08                            163             162
   FNMA REMIC, Ser 2002-64, Cl FG (A)
         2.706%, 08/18/08                            169             167
   FNMA REMIC, Ser 2002-78, Cl AU
         5.000%, 06/25/30                            569             574
   FNMA REMIC, Ser 2006-39, Cl PB
         5.500%, 07/25/29                          2,215           2,259
                                                                 -------
                                                                  12,687
                                                                 -------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 15.1%
   Arkle Master Issuer PLC,
      Ser 2006-1A, Cl M (A)
         2.909%, 08/18/08                          1,000             944
   Banc of America Funding,
      Ser 2005-F, Cl 4A1 (A)
         5.345%, 09/20/08                            842             722
   Banc of America Funding,
      Ser 2006-D, Cl 3A1 (A)
         5.577%, 09/20/08                          1,020             913
   Banc of America Large Loan,
      Ser 2007-BMB1 (A) (B)
         2.968%, 08/15/08                            592             546
   Banc of America Mortgage Securities,
      Ser 2004-F, Cl 2A5 (A)
         4.144%, 09/25/08                          1,300           1,268
   Banc of America Mortgage Securities,
      Ser 2005-A, Cl 2A2 (A)
         4.452%, 09/25/08                          1,541           1,372
   Banc of America Mortgage Securities,
      Ser 2005-F, Cl 2A2 (A)
         5.008%, 09/25/08                          2,524           2,384
   Banc of America Mortgage Securities,
      Ser 2005-H, Cl 2A1 (A)
         4.803%, 09/25/08                            785             741
   Banc of America Mortgage Securities,
      Ser 2005-J, Cl 2A1 (A)
         5.093%, 09/25/08                            271             255

          SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2008

                                                Face Amount        Value
Description                                    ($ Thousands)   ($ Thousands)
-----------                                    -------------   -------------
Bear Stearns Adjustable Rate Mortgage
   Trust, Ser 2005-12, Cl 11A1 (A)
      5.446%, 09/25/08                            $   543         $    445
Bear Stearns Adjustable Rate Mortgage
   Trust, Ser 2005-3, Cl 2A1 (A)
      5.077%, 09/25/08                                810              750
Bear Stearns Adjustable Rate Mortgage
   Trust, Ser 2005-6, Cl 3A1 (A)
      5.279%, 09/25/08                              1,242            1,086
Bear Stearns Adjustable Rate Mortga
   Trust, Ser 2005-9, Cl A1 (A)
      4.625%, 09/25/08                              1,577            1,465
Bear Stearns Commercial Mortgage
   Securities, Ser 2001-TOP2, Cl A2
      6.480%, 02/15/35                              1,600            1,636
Citigroup Commercial Mortgage Trust,
   Ser 2006-FL2, Cl D (A)
      2.668%, 08/15/08                                510              466
Citigroup Commercial Mortgage Trust,
   Ser 2007-FL3A, Cl J (A)
      3.408%, 08/15/08                                550              336
Citigroup Mortgage Loan Trust,
   Ser 2004-HYB3, Cl 1A (A)
      5.400%, 09/25/08                                440              411
Citigroup Mortgage Loan Trust,
   Ser 2006-AR2, Cl 1A1 (A)
      5.626%, 09/25/08                              1,067              952
Countrywide Alternative Loan Trust,
   Ser 2007-HY5R, Cl 2A1A (A)
      5.544%, 09/25/08                              1,326            1,052
Countrywide Home Loans,
   Ser 2004-29, Cl 1A1 (A)
      2.731%, 08/25/08                                120               99
Countrywide Home Loans,
   Ser 2005-7, Cl 1A1 (A)
      2.731%, 08/25/08                                217              121
Countrywide Home Loans,
   Ser 2005-HY10, Cl 3A1A (A)
      5.379%, 09/20/08                                981              750
Crusade Global Trust, Cl A1 (A)
      2.941%, 10/16/08                                131              123
Crusade Global Trust, Ser 2003-1,
   Cl A (A)
      2.989%, 10/17/08                                456              432
First Horizon Asset Securities,
   Ser 2005-2, Cl 1A1
      5.500%, 05/25/35                              1,320            1,320
Fosse Master Issuer PLC,
   Ser 2007-1A, Cl C2 (A) (B)
      3.335%, 10/20/08                              1,305            1,088
GE Commercial Loan Trust CLO,
   Ser 2006-2, Cl C (A) (B)
      3.336%, 10/20/08                                334              187

                                                Face Amount        Value
Description                                    ($ Thousands)   ($ Thousands)
-----------                                    -------------   -------------
   GMAC Mortgage Loan Trust,
      Ser 2005-AR6, Cl 2A1 (A)
         5.206%, 09/19/08                         $ 1,278         $  1,205
   Granite Master Issuer PLC,
      Ser 2006-1A, Cl A5 (A) (B)
         2.765%, 08/20/08                             894              849
   Granite Master Issuer PLC,
      Ser 2006-3, Cl M1 (A)
         2.966%, 10/20/08                             715              598
   Granite Master Issuer PLC,
      Ser 2007-1, Cl 1C1 (A)
         3.103%, 09/22/08                             410              390
   GSR Mortgage Loan Trust,
      Ser 2005-AR4, Cl 2A1 (A)
         4.754%, 09/25/08                           1,430            1,209
   GSR Mortgage Loan Trust,
      Ser 2006-AR1, Cl 2A1 (A)
         5.179%, 09/25/08                           1,927            1,757
   GSR Mortgage Loan Trust,
      Ser 2007-AR2, Cl 1A1 (A)
         5.780%, 09/25/08                           1,451            1,185
   Impac CMB Trust, Ser 2004-9, Cl 1A1 (A)
         3.221%, 08/25/08                             372              283
   Impac CMB Trust, Ser 2005-2, Cl 1A1 (A)
         2.721%, 08/25/08                             419              228
   Impac CMB Trust, Ser 2005-3, Cl A1 (A)
         2.701%, 08/25/08                             361              209
   Impac CMB Trust, Ser 2005-5, Cl A1 (A)
         2.781%, 08/25/08                             303              175
   Impac CMB Trust, Ser 2005-8, Cl 1A (A)
         2.721%, 08/25/08                             972              498
   Interstar Millennium Trust, Cl A (A)
         2.976%, 09/15/08                             266              257
   JPMorgan Mortgage Trust,
      Ser 2005-A6, Cl 7A1 (A)
         4.963%, 09/25/08                           1,016              931
   JPMorgan Mortgage Trust,
      Ser 2007-A3, Cl 1A1 (A)
         5.461%, 09/25/08                           1,225            1,080
   Master Adjustable Rate Mortgages
      Trust, Ser 2004-12, Cl 5A1 (A)
         6.571%, 09/25/08                             201              177
   Medallion Trust, Cl A1 (A)
         2.768%, 08/26/08                             190              175
   Merrill Lynch Mortgage-Backed
      Securities Trust, Ser 2007-2,
      Cl 1A1 (A)
         5.800%, 09/25/08                           1,611            1,455
   Merrill Lynch Mortgage-Backed
      Securities Trust, Ser 2007-3,
      Cl 2A1 (A)
         5.629%, 09/25/08                           1,418            1,251

           SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

                                                Face Amount        Value
Description                                    ($ Thousands)   ($ Thousands)
-----------                                    -------------   -------------
   Merrill Lynch Mortgage Investors,
      Ser 2005-A2, Cl A2 (A)
         4.488%, 09/25/08                         $ 2,743         $  2,460
   Merrill Lynch Mortgage Investors,
      Ser 2005-A3, Cl A1 (A)
         2.731%, 08/25/08                             441              246
   Merrill Lynch Mortgage Investors,
      Ser 2005-A9, Cl 2A1A (A)
         5.142%, 09/25/08                             774              747
   MLCC Mortgage Investors,
      Ser 2004-G,Cl A1 (A)
         2.741%, 08/25/08                             115              106
   MLCC Mortgage Investors,
      Ser 2004-HB1, Cl A1 (A)
         2.821%, 08/25/08                             174              162
   MLCC Mortgage Investors,
      Ser 2005-A, Cl A1 (A)
         2.691%, 08/25/08                             141              133
   MLCC Mortgage Investors,
      Ser 2006-1, Cl 2A1 (A)
         5.376%, 09/25/08                             825              756
   MortgageIT Trust, Ser 2005-2,
      Cl 1A1 (A)
         2.721%, 08/25/08                             335              292
   MortgageIT Trust, Ser 2005-3, Cl A1 (A)
         2.761%, 08/25/08                           1,072              803
   MortgageIT Trust, Ser 2005-4, Cl A1 (A)
         2.741%, 08/25/08                           1,463            1,095
   MortgageIT Trust, Ser 2005-5, Cl A1 (A)
         2.721%, 08/25/08                           1,374            1,084
   Paragon Mortgages PLC, Ser 12A,
      Cl A2C (A) (B)
         2.786%, 08/15/08                             412              359
   Paragon Mortgages PLC, Ser 15A,
      Cl A2C (A) (B)
         2.886%, 09/15/08                             899              663
   Permanent Master Issuer PLC,
      Ser 2006-1, Cl 2C (A)
         3.191%, 10/15/08                           1,200            1,099
   Prima, Ser 2006-1, Cl A1
         5.417%, 12/28/48                             842              730
   Puma Finance, Ser S1, Cl A (A) (B)
         2.934%, 11/10/08                             312              296
   Residential Funding Mortgage
      Securities I, Ser 2005-SA5, Cl 2A (A)
         5.331%, 09/25/08                             751              708
   Residential Funding Mortgage
      Securities I, Ser 2007-SA2, Cl 2A2 (A)
         5.668%, 09/25/08                           1,039              913
   Residential Funding Mortgage
      Securities I, Ser 2007-SA2,
      Cl 2A1 (A)
         5.668%, 09/25/08                           1,466            1,288

                                                Face Amount        Value
Description                                    ($ Thousands)   ($ Thousands)
-----------                                    -------------   -------------
   Residential Funding Mortgage
      Securities I, Ser 2007-SA3,
      Cl 2A1 (A)
         5.777%, 09/25/08                         $ 1,345         $  1,072
   Residential Mortgage Securities,
      Ser 22A, Cl A1B (A) (B)
         2.748%, 08/14/08                             164              163
   RMAC PLC, Ser 2003-NS4A, Cl A2B
      (A) (B)
         3.086%, 09/12/08                              22               22
   Sequoia Mortgage Trust, Ser 2004-12,
      Cl A1 (A)
         2.728%, 08/20/08                             136              127
   Sequoia Mortgage Trust, Ser 2005-1,
      Cl A1 (A)
         2.688%, 08/20/08                             132              112
   WaMu Mortgage Pass-Through
      Certificates, Ser 2004-AR5, Cl A6 (A)
         3.839%, 09/25/08                           1,300            1,278
   WaMu Mortgage Pass-Through
      Certificates, Ser 2006-AR2, Cl 1A1 (A)
         5.298%, 09/25/08                           1,806            1,618
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2003-J,
      Cl 2A4 (A)
         4.450%, 09/25/08                             328              326
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-BB,
      Cl A2 (A)
         4.555%, 09/25/08                           1,006              904
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR1,
      Cl 2A1 (A)
         4.497%, 09/25/08                             891              772
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR16,
      Cl 6A3 (A)
         5.000%, 09/25/08                           2,110            1,995
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR16,
      Cl 3A2 (A)
         4.996%, 09/25/08                           1,425            1,256
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR4,
      Cl 2A2 (A)
         4.525%, 09/25/08                             829              740
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR10,
      Cl 2A1 (A)
         5.646%, 09/25/08                           1,588            1,355
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR12,
      Cl 1A1 (A)
         6.025%, 09/25/08                           1,252            1,133

           SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund (Concluded)
July 31, 2008

                                                Face Amount        Value
Description                                    ($ Thousands)   ($ Thousands)
-----------                                    -------------   -------------
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR5,
      Cl 2A1 (A)
         5.540%, 09/25/08                         $ 1,226         $  1,093
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR6,
      Cl 2A1 (A)
         5.092%, 09/25/08                           1,529            1,417
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR8,
      Cl 2A1 (A)
         5.240%, 09/25/08                           1,509            1,409
   Westpac Securitisation Trust,
      Ser 2005-1G, Cl A1 (A)
         2.871%, 09/23/08                             301              280
                                                                  --------
                                                                    66,788
                                                                  --------
Total Mortgage-Backed Securities
   (Cost $87,991) ($ Thousands)                                     79,475
                                                                  --------
CORPORATE OBLIGATIONS -- 7.7%
BANKS -- 1.3%
   Comerica Bank (A)
         2.503%, 08/19/08                           1,200            1,168
         2.562%, 09/10/08                           1,000              942
         2.831%, 09/12/08                           1,800            1,800
   Wachovia (A)
         2.896%, 09/15/08                           1,750            1,672
                                                                  --------
                                                                     5,582
                                                                  --------
CONSUMER PRODUCTS -- 1.4%
   CVS Caremark (A)
         2.982%, 09/01/08                             865              847
   Daimler Finance North America LLC,
      Ser E MTN (A)
         3.331%, 10/31/08                           2,000            1,998
   President and Fellows of Harvard
      College
         3.700%, 04/01/13                           1,325            1,283
   Whirlpool (A)
         3.276%, 09/15/08                           2,000            1,995
                                                                  --------
                                                                     6,123
                                                                  --------
FINANCIAL SERVICES -- 2.2%
   American Express Credit MTN (A)
         3.860%, 08/27/08                           1,750            1,731
   General Electric Capital (A)
         2.885%, 10/28/08                           1,250            1,242
   HCP MTN (A)
         3.226%, 09/15/08                           1,000              997

                                                Face Amount        Value
Description                                    ($ Thousands)   ($ Thousands)
-----------                                    -------------   -------------
   International Lease Finance MTN
         5.300%, 05/01/12                         $ 1,500         $  1,305
   Metropolitan Life Global Funding I
      MTN (A) (B)
         3.554%, 09/25/08                           2,225            2,223
   Morgan Stanley
         3.875%, 01/15/09                           1,620            1,614
   Principal Life Income Funding Trusts (A)
         2.836%, 08/15/08                             750              734
                                                                  --------
                                                                     9,846
                                                                  --------
FOOD, BEVERAGE & TOBACCO -- 0.7%
   General Mills (A)
         2.921%, 10/22/08                           1,500            1,476
   SABMiller PLC (A) (B)
         3.091%, 10/01/08                           1,705            1,696
                                                                  --------
                                                                     3,172
                                                                  --------
INDUSTRIALS -- 0.1%
   Continental Airlines (A)
         3.032%, 09/02/08                             750              579
                                                                  --------
INSURANCE -- 0.5%
   MBIA Insurance (A) (B)
         14.000%, 01/15/09                          1,000              550
   Monumental Global Funding III (A) (B)
         2.991%, 10/15/08                           1,900            1,693
                                                                  --------
                                                                     2,243
                                                                  --------
INVESTMENT BANKER/BROKER DEALER -- 0.2%
   Morgan Stanley, Ser G (A)
         3.091%, 10/09/08                           1,000              869
                                                                  --------
SECURITY AND COMMODITY BROKERS -- 0.3%
   Genworth Global Funding Trusts (A)
         2.816%, 08/15/08                           1,200            1,123
                                                                  --------
TELEPHONES & TELECOMMUNICATION -- 0.6%
   AT&T (A)
         2.894%, 11/05/08                           1,000              997
   Deutsche Telekom International
      Finance
         8.500%, 06/15/10                           1,500            1,584
                                                                  --------
                                                                     2,581
                                                                  --------
UTILITIES -- 0.4%
   Dominion Resources (A)
         3.864%, 09/17/08                           1,640            1,641
                                                                  --------
Total Corporate Obligations
   (Cost $35,226) ($ Thousands)                                     33,759
                                                                  --------

           SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

                                                Face Amount        Value
Description                                    ($ Thousands)   ($ Thousands)
-----------                                    -------------   -------------
CERTIFICATES OF DEPOSIT -- 6.2%
   Abbey National Treasury Services PLC
           2.720%, 11/03/08                       $ 4,500         $  4,500
   ABN Amro Bank
           2.740%, 08/04/08                         3,500            3,500
   Banc of America
           2.650%, 09/08/08                         4,500            4,500
   Credit Suisse
           3.050%, 01/20/09                         4,500            4,500
   DnB NOR Bank
           2.630%, 09/03/08                         5,650            5,650
   HSBC
           3.000%, 01/14/09                         4,500            4,500
                                                                  --------
Total Certificates of Deposit
   (Cost $27,150) ($ Thousands)                                     27,150
                                                                  --------
COMMERCIAL PAPER (D) -- 2.3%
FINANCIALS -- 2.3%
   General Electric Capital
           2.235%, 08/14/08                         5,000            4,996
   Westpac Banking
           2.827%, 10/17/08                         5,000            4,970
                                                                  --------
Total Commercial Paper
   (Cost $9,966) ($ Thousands)                                       9,966
                                                                  --------
REPURCHASE AGREEMENT (E) -- 13.2%
   BNP Paribas
      2.200%, dated 07/31/08, to be
      repurchased on 08/01/08,
      repurchase price $58,203,557
      (collateralized by a FNMA obligation,
      par value $65,104,529, 5.500%,
      01/01/38, with total market value
      $59,364,000)                                 58,200           58,200
                                                                  --------
Total Repurchase Agreement
   (Cost $58,200)($ Thousands)                                      58,200
                                                                  --------
Total Investments -- 90.7%
   (Cost $420,482)($ Thousands)                                   $399,266
                                                                  ========

Futures -- a summary of the open futures contracts held by the Fund at July 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):

                                                           UNREALIZED
                               NUMBER OF                  APPRECIATION
TYPE OF                        CONTRACTS    EXPIRATION   (DEPRECIATION)
CONTRACT                     LONG (SHORT)      DATE       ($ THOUSANDS)
--------                     ------------   ----------   --------------
U.S. 10-Year Treasury Note        (30)       Sep-2008         $(30)
U.S. 2-Year Treasury Note         227        Sep-2008          375
U.S. 5-Year Treasury Note          20        Sep-2008           (1)
U.S. Long Treasury Bond           (25)       Sep-2008           10
                                                              ----
                                                              $354
                                                              ====

Percentages are based on Net Assets of $440,448 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Statement of Investments is the rate in effect on July 31, 2008. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on July 31, 2008. The coupon on a step bond changes on a specific date.

(D)  The rate reported is the effective yield at time of purchase.

(E)  Tri-Party Repurchase Agreement.

ABS   -- Asset Backed Security

CDO   -- Collateralized Debt Obligation

Cl    -- Class

CLO   -- Collateralized Loan Obligation

DN    -- Discount Note

FHLB  -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA  -- Federal National Mortgage Association

LLC   -- Limited Liability Company

Ltd.  -- Limited

MTN   -- Medium Term Note

PLC   -- Public Limited Company

REMIC -- Real Estate Mortgage Investment Conduit

Ser   -- Series

The accompanying notes are an integral part of the financial statements.

           SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

Statements of Assets and Liabilities($ Thousands)

For the six months ended July 31, 2008 (Unaudited)

                                                          MONEY                                                         PRIME
                                                         MARKET            GOVERNMENT          GOVERNMENT II         OBLIGATION
                                                          FUND                FUND                 FUND                 FUND
                                                    ----------------   ------------------   ------------------   ------------------
ASSETS:
   Investments, at value+                           $        776,250   $        1,549,140   $        1,477,545   $        4,024,650
   Affiliated Investments, at value                            1,998                   --                   --               82,424
   Repurchase agreements+                                     62,980               75,046                   --              666,069
   Cash                                                           --                   --                   --                1,172
   Receivable for investment securities sold                      --                   --                   --                   --
   Interest receivable                                           793                3,211                4,155                2,342
   Receivable for fund shares sold                                --                   --                   --                    1
   Receivable for variation margin                                --                   --                   --                   --
   Prepaid expenses                                               34                   48                   50                  183
                                                    ----------------   ------------------   ------------------   ------------------
   Total Assets                                              842,055            1,627,445            1,481,750            4,776,841
                                                    ----------------   ------------------   ------------------   ------------------
LIABILITIES:
   Income distribution payable                                 1,090                1,071                2,358                6,830
   Payable for fund shares redeemed                               --                   --                   --                   --
   Payable for investment securities purchased                    --                   --                   --                   --
   Payable for variation margin                                   --                   --                   --                   --
   Shareholder servicing fees payable                            227                  190                   75                  356
   Administration fees payable                                   101                  220                  202                  603
   Investment advisory fees payable                               17                   31                   29                   88
   Chief Compliance Officer fees payable                           1                    2                    2                    8
   Trustees' fees payable                                          1                    2                    1                    6
   Accrued expense payable                                        39                   63                   61                  226
   Total Liabilities                                           1,476                1,579                2,728                8,117
                                                    ----------------   ------------------   ------------------   ------------------
   Net Assets                                       $        840,579   $        1,625,866   $        1,479,022   $        4,768,724
                                                    ----------------   ------------------   ------------------   ------------------
 + Cost of investments and repurchase agreements    $        839,727   $        1,624,186   $        1,477,545   $        4,715,214
NET ASSETS:
   Paid-in-Capital -- (unlimited authorization --
      no par value)                                 $        844,673   $        1,625,957   $        1,479,053   $        4,780,290
   Undistributed net investment income
      (Accumulated net investment loss)                          143                   --                   --                2,561
   Accumulated net realized loss on investments
      and futures contracts                                   (5,738)                 (91)                 (31)             (72,056)
   Net unrealized appreciation (depreciation)
      on investments                                            (497)                  --                   --              (24,495)
   Net unrealized appreciation on affiliated
      investment                                               1,998                   --                   --               82,424
   Net unrealized appreciation (depreciation)
      on futures contracts                                        --                   --                   --                   --
                                                    ----------------   ------------------   ------------------   ------------------
Net Assets                                          $        840,579   $        1,625,866   $        1,479,022   $        4,768,724
                                                    ----------------   ------------------   ------------------   ------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $           1.00   $             1.00   $             1.00   $             1.00
                                                     ($356,591,903 /    ($1,022,013,167 /    ($1,263,138,359 /    ($3,834,961,917 /
                                                         358,317,794        1,022,059,596        1,263,233,085        3,844,339,938
                                                           shares)(1)              shares)              shares)           shares)(1)
                                                    ----------------   ------------------   ------------------   ------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                       $           1.00   $             1.00   $             1.00   $            1.00
                                                     ($112,886,767 /      ($430,364,967 /      ($172,127,206 /      ($316,064,463 /
                                                         113,445,820          430,385,974          172,163,041          316,820,006
                                                           shares)(1)              shares)              shares)           shares)(1)
                                                    ----------------   ------------------   ------------------   ------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C                       $           1.00   $             1.00   $             1.00   $             1.00
                                                     ($240,026,612 /      ($137,025,964 /       ($43,756,891 /      ($497,515,819 /
                                                         242,214,437          137,051,207           43,756,679          498,661,555
                                                           shares)(1)              shares)              shares)           shares)(1)
                                                    ----------------   ------------------   ------------------   ------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class H                                    N/A                  N/A                  N/A   $             1.00
                                                                                                                     ($74,037,779 /
                                                                                                                         74,216,988
                                                                                                                         shares)(1)
                                                    ----------------   ------------------   ------------------   ------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class                   $           1.00   $             1.00                  N/A   $             1.00
                                                     ($131,073,432 /       ($36,461,982 /                            ($46,144,228 /
                                                         131,702,322           36,465,954                                46,251,889
                                                           shares)(1)              shares)                                shares)(1)
                                                    ----------------   ------------------   ------------------   ------------------

(1) See Note 10 in the Notes to Financial Statements. Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

           SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

                                                          INTERMEDIATE-
                                       SHORT-DURATION        DURATION                               ULTRA
    TREASURY          TREASURY II        GOVERNMENT         GOVERNMENT                           SHORT BOND
      FUND               FUND               FUND               FUND            GNMA FUND            FUND
----------------   ----------------   ----------------   ---------------   ----------------   ----------------
$             --   $        559,083   $        131,814   $        54,770   $        119,328   $        341,066
              --                 --                 --                --                 --                 --
       1,265,760                 --             29,900             9,200                700             58,200
              --                 --                620                72                 65                471
              --                 --              8,028             4,486                 --             40,323
              73              1,215                550               225                602              1,371
              --                 --                350                27              1,625                298
              --                 --                187               127                 88                112
              50                 19                  5                 2                  4                 12
----------------   ----------------   ----------------   ---------------   ----------------   ----------------
       1,265,883            560,317            171,454            68,909            122,412            441,853
----------------   ----------------   ----------------   ---------------   ----------------   ----------------

           1,090                425                114                18                246                 34
              --                 --                160                60                103              1,175
              --                 --             35,031            13,090              1,514                 --
              --                 --                301                91                 77                 41
             230                 41                 --                --                 14                 --
             164                 72                 38                18                 21                104
              24                 10                 10                 5                 10                 25
               2                  1                 --                --                 --                  1
               1                 --                 --                --                 --                  1
              64                 26                 13                 4                 31                 24
----------------   ----------------   ----------------   ---------------   ----------------   ----------------
           1,575                575             35,667            13,286              2,016              1,405
----------------   ----------------   ----------------   ---------------   ----------------   ----------------
$      1,264,308   $        559,742   $        135,787   $        55,623   $        120,396   $        440,448
----------------   ----------------   ----------------   ---------------   ----------------   ----------------
$      1,265,760   $        559,083   $        162,928   $        64,563   $        118,864   $        420,482


$      1,264,401   $        559,778   $        141,721   $        58,350   $        132,253   $        467,486
              --                 --                (15)               (8)               (62)                72
             (93)               (36)            (4,654)           (2,323)           (13,051)            (6,248)
              --                 --             (1,214)             (593)             1,164            (21,216)
              --                 --                 --                --                 --                 --
              --                 --                (51)              197                 92                354
----------------   ----------------   ----------------   ---------------   ----------------   ----------------
$      1,264,308   $        559,742   $        135,787   $        55,623   $        120,396   $        440,448
----------------   ----------------   ----------------   ---------------   ----------------   ----------------

$           1.00   $           1.00   $          10.09   $         10.57   $           9.47   $           9.35
 ($545,660,742 /    ($409,138,258 /    ($135,787,047 /    ($55,623,157 /    ($120,395,912 /    ($440,448,107 /
     545,691,230        409,320,722         13,454,896         5,260,353         12,709,305         47,113,925
          shares)            shares)            shares)           shares)            shares)            shares)
----------------   ----------------   ----------------   ---------------   ----------------   ----------------

$           1.00   $           1.00                N/A               N/A                N/A                N/A
 ($443,087,929 /    ($144,645,625 /
     443,128,337        144,643,171
          shares)            shares)
----------------   ----------------   ----------------   ---------------   ----------------   ----------------

$           1.00   $           1.00                N/A               N/A                N/A                N/A
  ($81,298,310 /      ($5,958,435 /
      81,313,036          5,961,702
          shares)            shares)

----------------   ----------------   ----------------   ---------------   ----------------   ----------------
             N/A                N/A                N/A               N/A                N/A                N/A
----------------   ----------------   ----------------   ---------------   ----------------   ----------------


$           1.00                N/A                N/A               N/A                N/A                N/A
 ($194,261,279 /
     194,268,705
          shares)
----------------   ----------------   ----------------   ---------------   ----------------   ----------------

           SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

Statements of Operations ($ Thousands)

For the six months ended July 31, 2008 (Unaudited)

                                                          MONEY                                   PRIME
                                                          MARKET   GOVERNMENT   GOVERNMENT II   OBLIGATION
                                                           FUND       FUND          FUND           FUND
                                                         -------   ----------   -------------   ----------
INVESTMENT INCOME:
   Interest Income                                       $13,964     $21,123       $21,539       $ 77,771
                                                         -------     -------       -------        -------
EXPENSES:
   Administration Fees                                     1,484       1,852         1,503          4,669
   Shareholder Servicing Fees -- Class A Shares              487       1,350         1,613          4,817
   Shareholder Servicing Fees -- Sweep Class Shares          158          41            --             32
   Distribution Fees - Sweep Class Shares                    322          83            --            134
   Administrative & Shareholder Servicing Fees --
      Class B Shares                                         208         409           374            545
   Administrative & Shareholder Servicing Fees --
      Class C Shares                                         607         395           108          1,418
   Administrative & Shareholder Servicing Fees --
      Class H Shares                                          --          --            --            199
   Investment Advisory Fees                                  101         174           179            554
   Trustees' Fees                                              5           9             9             30
   Chief Compliance Officer Fees                               2           3             4             11
   Registration Fees                                          37          38            38            175
   Custodian/Wire Agent Fees                                  12          21            23             70
   Pricing Fees                                                1           1             1              4
   Other Expenses                                             39          56            58            216
                                                         -------     -------       -------        -------
   Total Expenses                                          3,463       4,432         3,910         12,874
                                                         -------     -------       -------        -------
   Less, Waiver of:
      Investment Advisory Fees                                --          --            --             --
      Administration fees                                   (871)       (611)         (232)          (815)
      Shareholder Servicing Fees -- Class A Shares          (487)     (1,350)       (1,613)        (4,817)
      Shareholder Servicing Fees -- Sweep Class Shares        --          --            --             --
      Administrative & Shareholder Servicing Fees --
         Class B Shares                                       --          --            --             --
      Administrative & Shareholder Servicing Fees --
         Class C Shares                                       --          --            --             --
                                                         -------     -------       -------        -------
   Net Expenses                                            2,105       2,471         2,065          7,242
                                                         -------     -------       -------        -------
NET INVESTMENT INCOME                                     11,859      18,652        19,474         70,529
                                                         -------     -------       -------        -------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON/FROM:
      Investments                                         (5,715)          9            --        (71,932)
      Futures Contracts                                       --          --            --             --
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) ON/FROM:
      Investments                                          2,364          --            --         20,064
      Affiliated investment                                1,998          --            --         52,345
      Futures Contracts                                       --          --            --             --
                                                         -------     -------       -------        -------
   NET INCREASE IN NET ASSETS FROM OPERATIONS            $10,506     $18,661       $19,474        $71,006
                                                         -------     -------       -------        -------

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

          SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

                                          INTERMEDIATE-
                         SHORT-DURATION     DURATION                   ULTRA
TREASURY   TREASURY II     GOVERNMENT      GOVERNMENT       GNMA    SHORT BOND
  FUND         FUND           FUND            FUND          FUND       FUND
--------   -----------   --------------   -------------   -------   ----------

 $14,863     $ 5,540        $ 2,806          $ 1,136       $2,912    $  8,071
 -------      ------        -------          -------       ------    --------

   1,675         765            261              112          198         766
     735         596            186               78          155         547
     138          --             --               --           --          --
     276          --             --               --           --          --

     893         229             --               --           --          --

     256          20             --               --           --          --

      --          --             --               --           --          --
     157          72             75               31           62         219
       8           4              1               --            1           2
       3           1             --               --           --           1
      41          13              4                1            4          11
      18           8              2                1            2           6
       1          --             16                5           18          35
      52          20              6                3            5          14
 -------      ------        -------          -------       ------    --------
   4,253       1,728            551              231          445       1,601
 -------      ------        -------          -------       ------    --------

      --          --             (8)              --           --         (69)
    (561)       (246)            (2)              --          (57)       (161)
    (735)       (596)          (186)            (66)           --        (547)
     (16)         --             --               --           --          --

     (21)         --             --               --           --          --

      (6)         --             --               --           --          --
 -------      ------        -------          -------       ------    --------
   2,914         886            355              165          388         824
 -------      ------        -------          -------       ------    --------
  11,949       4,654          2,451              971        2,524       7,247
 -------      ------        -------          -------       ------    --------

      --         (5)          1,365              496         (859)      (394)
      --          --            701               22         (363)        (5)

      --          --         (2,332)          (1,414)        (963)    (14,753)
      --          --             --               --           --          --
      --          --         (1,306)            (410)         102        (418)
 -------      ------        -------          -------       ------    --------
 $11,949     $ 4,649        $   879          $  (335)      $  441    $ (8,323)
 -------      ------        -------          -------       ------    --------

          SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

Statements of Changes in Net Assets ($ Thousands)

For the six months ended July 31, 2008 (Unaudited) and for the year ended January 31, 2008

                                                                        MONEY MARKET                 GOVERNMENT
                                                                            FUND                        FUND
                                                                 -------------------------   -------------------------
                                                                   2/1/08-       2/1/07-       2/1/08-       2/1/07-
                                                                   7/31/08       1/31/08       7/31/08       1/31/08
                                                                 -----------   -----------   -----------   -----------
OPERATIONS:
   Net Investment Income                                         $    11,859   $    56,480   $    18,652   $    48,797
   Net Realized Gain (Loss) on Investments                            (5,715)            4             9           (21)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments and Affiliated Investment                         4,362        (2,861)           --            --
                                                                 -----------   -----------   -----------   -----------
   Net Increase in Net Assets Resulting from Operations               10,506        53,623        18,661        48,776
                                                                 -----------   -----------   -----------   -----------
DIVIDENDS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
      Class A                                                         (5,619)      (30,293)      (13,791)      (33,800)
      Class B                                                         (1,843)       (8,720)       (2,930)       (7,320)
      Class C                                                         (2,896)      (12,366)       (1,632)       (6,715)
      Class H                                                             --            --            --            --
      Sweep Class                                                     (1,358)       (5,109)         (299)         (963)
                                                                 -----------   -----------   -----------   -----------
   Total Dividends                                                   (11,716)      (56,488)      (18,652)      (48,798)
                                                                 -----------   -----------   -----------   -----------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                     1,033,882     3,297,445     2,540,049     4,429,982
   Reinvestment of Dividends & Distributions                           3,512        16,793         8,940        20,018
   Cost of Shares Redeemed                                        (1,081,465)   (3,535,185)   (2,558,594)   (3,926,107)
                                                                 -----------   -----------   -----------   -----------
   Increase (Decrease) in Net Assets from Class A Transactions       (44,071)     (220,947)       (9,605)      523,893
                                                                 -----------   -----------   -----------   -----------
   CLASS B:
   Proceeds from Shares Issued                                       270,051       948,867       761,539     1,511,639
   Reinvestment of Dividends & Distributions                             260         1,740         1,882         3,546
   Cost of Shares Redeemed                                          (323,980)     (931,535)     (530,650)   (1,440,263)
                                                                 -----------   -----------   -----------   -----------
   Increase (Decrease) in Net Assets from Class B Transactions       (53,669)       19,072       232,771        74,922
                                                                 -----------   -----------   -----------   -----------
   CLASS C:
   Proceeds from Shares Issued                                       530,605     1,169,740       289,564       765,159
   Reinvestment of Dividends & Distributions                             105           555            --            --
   Cost of Shares Redeemed                                          (549,928)   (1,153,822)     (306,783)     (748,287)
                                                                 -----------   -----------   -----------   -----------
   Increase (Decrease) in Net Assets from Class C Transactions       (19,218)       16,473       (17,219)       16,872
                                                                 -----------   -----------   -----------   -----------
   CLASS H:
   Proceeds from Shares Issued                                           N/A           N/A           N/A           N/A
   Reinvestment of Dividends & Distributions                             N/A           N/A           N/A           N/A
   Cost of Shares Redeemed                                               N/A           N/A           N/A           N/A
                                                                 -----------   -----------   -----------   -----------
   Increase in Net Assets from Class H Transactions                      N/A           N/A           N/A           N/A
                                                                 -----------   -----------   -----------   -----------
   SWEEP CLASS:
   Proceeds from Shares Issued                                       287,855       658,307       220,430       335,540
   Reinvestment of Dividends & Distributions                              --            --            17            52
   Cost of Shares Redeemed                                          (289,772)     (615,774)     (212,219)     (322,436)
                                                                 -----------   -----------   -----------   -----------
   Increase (Decrease) in Net Assets from Sweep
      Class Transactions                                              (1,917)       42,533         8,228        13,156
                                                                 -----------   -----------   -----------   -----------
   Increase (Decrease) in Net Assets from Capital Share
      Transactions                                                  (118,875)     (142,869)      214,175       628,843
                                                                 -----------   -----------   -----------   -----------
   Total Increase (Decrease) in Net Assets                          (120,085)     (145,734)      214,184       628,821
                                                                 -----------   -----------   -----------   -----------
NET ASSETS:
   BEGINNING OF PERIOD                                               960,664     1,106,398     1,411,682       782,861
                                                                 -----------   -----------   -----------   -----------
   END OF PERIOD                                                 $   840,579   $   960,664   $ 1,625,866   $ 1,411,682
                                                                 -----------   -----------   -----------   -----------
   Undistributed Net Investment Income                           $       143   $        --   $        --   $        --
                                                                 -----------   -----------   -----------   -----------

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

           SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

      GOVERNMENT II              PRIME OBLIGATION                 TREASURY                   TREASURY II
           FUND                        FUND                         FUND                         FUND
-------------------------   --------------------------   --------------------------   -------------------------
  2/1/08-       2/1/07-       2/1/08-        2/1/07-        2/1/08-       2/1/07-       2/1/08-       2/1/07-
  7/31/08       1/31/08       7/31/08        1/31/08        7/31/08       1/31/08       7/31/08       1/31/08
-----------   -----------   -----------   ------------   ------------   -----------   -----------   -----------

$    19,474   $    43,747   $    70,529   $    277,585   $     11,949   $    48,447   $     4,654   $    10,234
         --            (1)      (71,932)            72             --            --            (5)           (4)

         --            --        72,409        (14,480)            --            --            --            --
-----------   -----------   -----------   ------------   ------------   -----------   -----------   -----------
     19,474        43,746        71,006        263,177         11,949        48,447         4,649        10,230
-----------   -----------   -----------   ------------   ------------   -----------   -----------   -----------


    (16,313)      (36,536)      (55,024)      (204,056)        (5,647)      (17,880)       (3,691)       (7,673)
     (2,721)       (6,641)       (4,688)       (30,210)        (4,890)      (19,393)         (920)       (2,373)
       (440)         (570)       (6,751)       (37,386)          (753)       (5,680)          (43)         (188)
         --            --          (939)        (3,196)            --            --            --            --
         --            --          (566)        (2,756)          (659)       (5,494)           --            --
-----------   -----------   -----------   ------------   ------------   -----------   -----------   -----------
    (19,474)      (43,747)      (67,968)      (277,604)       (11,949)      (48,447)       (4,654)      (10,234)
-----------   -----------   -----------   ------------   ------------   -----------   -----------   -----------


  1,397,843     2,877,203     8,627,965     36,454,577     10,068,615     4,357,178       922,095     2,556,258
      1,331         4,126        11,707         42,778          1,787         2,340           938         1,607
 (1,490,396)   (2,207,185)   (8,547,068)   (36,127,886)   (10,135,194)   (4,036,663)   (1,030,055)   (2,223,661)
-----------   -----------   -----------   ------------   ------------   -----------   -----------   -----------
    (91,222)      674,144        92,604        369,469        (64,792)      322,855      (107,022)      334,204
-----------   -----------   -----------   ------------   ------------   -----------   -----------   -----------

    492,694       510,735     1,058,209      4,235,534      1,307,211     2,424,394       315,731       604,452
        919           665         1,638         12,453          2,408         6,568           295           239
   (472,387)     (501,430)   (1,220,102)    (4,486,791)    (1,628,028)   (2,028,554)     (280,764)     (547,295)
-----------   -----------   -----------   ------------   ------------   -----------   -----------   -----------
     21,226         9,970      (160,255)      (238,804)      (318,409)      402,408        35,262        57,396
-----------   -----------   -----------   ------------   ------------   -----------   -----------   -----------

     78,981        86,737     1,686,710      5,373,977        521,373       962,801        72,624        53,492
        --             --         2,318          9,987             18            94             4            39
    (78,762)      (47,289)   (1,834,155)    (5,521,087)      (585,011)     (918,903)      (73,923)      (66,552)
-----------   -----------   -----------   ------------   ------------   -----------   -----------   -----------
        219        39,448      (145,127)      (137,123)       (63,620)       43,992        (1,295)      (13,021)
-----------   -----------   -----------   ------------   ------------   -----------   -----------   -----------

        N/A           N/A        91,966        176,273            N/A           N/A           N/A           N/A
        N/A           N/A           939          3,196            N/A           N/A           N/A           N/A
        N/A           N/A       (99,462)      (163,790)           N/A           N/A           N/A           N/A
-----------   -----------   -----------   ------------   ------------   -----------   -----------   -----------
        N/A           N/A        (6,557)        15,679            N/A           N/A           N/A           N/A
-----------   -----------   -----------   ------------   ------------   -----------   -----------   -----------

        N/A           N/A       205,974        558,435        402,343       740,584           N/A           N/A
        N/A           N/A           138            509             --            --           N/A           N/A
        N/A           N/A      (216,818)      (550,395)      (319,934)     (725,736)          N/A           N/A
-----------   -----------   -----------   ------------   ------------   -----------   -----------   -----------

        N/A           N/A       (10,706)         8,549         82,409        14,848           N/A           N/A
-----------   -----------   -----------   ------------   ------------   -----------   -----------   -----------

   (69,777)       723,562     (230,041)         17,770       (364,412)      784,103       (73,055)      378,579
-----------   -----------   -----------   ------------   ------------   -----------   -----------   -----------
   (69,777)       723,561     (227,003)          3,343       (364,412)      784,103       (73,060)      378,575
-----------   -----------   -----------   ------------   ------------   -----------   -----------   -----------

  1,548,799       825,238     4,995,727      4,992,384      1,628,720       844,617       632,802       254,227
-----------   -----------   -----------   ------------   ------------   -----------   -----------   -----------
$ 1,479,022   $ 1,548,799   $ 4,768,724   $  4,995,727   $  1,264,308   $ 1,628,720   $   559,742   $   632,802
-----------   -----------   -----------   ------------   ------------   -----------   -----------   -----------
$        --   $        --   $     2,561   $         --   $         --   $        --   $        --   $        --
-----------   -----------   -----------   ------------   ------------   -----------   -----------   -----------

           SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

Statements of Changes in Net Assets ($ Thousands)

For the six months ended July 31, 2008 (Unaudited) and for the year ended January 31, 2008

                                                                                SHORT-DURATION
                                                                                GOVERNMENT FUND
                                                                         -------------------------------
                                                                         2/1/08-7/31/08   2/1/07-1/31/08
                                                                         --------------   --------------
OPERATIONS:
   Net Investment Income                                                   $   2,451         $  5,474
   Net Realized Gain (Loss) on Investments and Futures Contracts               2,066            1,040
   Net Change in Unrealized Appreciation (Depreciation) on Investments
      and Futures Contracts                                                   (3,638)           2,869
                                                                           ---------         --------
   Net Increase in Net Assets Resulting from Operations                          879            9,383
                                                                           ---------         --------
DIVIDENDS TO SHAREHOLDERS:
   Net Investment Income                                                      (2,471)          (5,655)
                                                                           ---------         --------
   Total Dividends                                                            (2,471)          (5,655)
                                                                           ---------         --------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
      Proceeds from Shares Issued                                             76,490           96,648
      Reinvestment of Dividends & Distributions                                1,835            3,913
      Cost of Shares Redeemed                                               (113,838)         (46,859)
                                                                           ---------         --------
      Increase (Decrease) in Net Assets from Class A Transactions            (35,513)          53,702
                                                                           ---------         --------
      Net Increase (Decrease) in Net Assets                                  (37,105)          57,430
                                                                           ---------         --------
NET ASSETS:
   BEGINNING OF PERIOD                                                       172,892          115,462
                                                                           ---------         --------
   END OF PERIOD                                                           $ 135,787         $172,892
                                                                           ---------         --------
   Undistributed (Distributions in Excess of) Net Investment Income        $     (15)        $      5
                                                                           ---------         --------
SHARE TRANSACTIONS:
   CLASS A:
      Shares Issued                                                            7,517            9,620
      Reinvestment of Distributions                                              180              391
      Shares Redeemed                                                        (11,168)          (4,684)
                                                                           ---------         --------
   Net Increase (Decrease) in Shares Outstanding from Share
      Transactions                                                            (3,471)           5,327
                                                                           ---------         --------

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

           SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

      INTERMEDIATE-DURATION                     GNMA                         ULTRA SHORT
         GOVERNMENT FUND                        FUND                          BOND FUND
-------------------------------   -------------------------------   -------------------------------
2/1/08-7/31/08   2/1/07-1/31/08   2/1/08-7/31/08   2/1/07-1/31/08   2/1/08-7/31/08   2/1/07-1/31/08
--------------   --------------   --------------   --------------   --------------   --------------
   $    971          $  1,566        $  2,524         $  6,565        $   7,247        $  13,149
        518               865          (1,222)             (21)            (399)          (1,100)

     (1,824)            1,693            (861)           3,808          (15,171)          (5,293)
   --------          --------        --------         --------        ---------        ---------
       (335)            4,124             441           10,352           (8,323)           6,756
   --------          --------        --------         --------        ---------        ---------

       (974)           (1,582)         (2,557)          (6,742)          (7,175)         (13,045)
   --------          --------        --------         --------        ---------        ---------
       (974)           (1,582)         (2,557)          (6,742)          (7,175)         (13,045)
   --------          --------        --------         --------        ---------        ---------


     44,805            28,014          54,581           23,497          167,215          300,337
        880             1,197           1,222            2,369            6,956           11,765
    (39,125)          (28,016)        (48,115)         (58,363)        (127,588)        (135,270)
   --------          --------        --------         --------        ---------        ---------
      6,560             1,195           7,688          (32,497)          46,583          176,832
   --------          --------        --------         --------        ---------        ---------
      5,251             3,737           5,572          (28,887)          31,085          170,543
   --------          --------        --------         --------        ---------        ---------

     50,372            46,635         114,824          143,711          409,363          238,820
   --------          --------        --------         --------        ---------        ---------
   $ 55,623          $ 50,372        $120,396         $114,824        $ 440,448        $ 409,363
   --------          --------        --------         --------        ---------        ---------
   $     (8)         $     (5)       $    (62)        $    (29)       $      72        $      --
   --------          --------        --------         --------        ---------        ---------


      4,166             2,704           5,660            2,490           17,551           30,805
         82               116             128              252              733            1,195
     (3,670)           (2,741)         (5,006)          (6,207)         (13,426)         (13,707)
   --------          --------        --------         --------        ---------        ---------

        578                79             782           (3,465)           4,858           18,293
   --------          --------        --------         --------        ---------        ---------

           SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

Financial Highlights

For the six months ended July 31, 2008 (Unaudited) and for the years ended January 31,

For a Share Outstanding Throughout the Years

                                               Net
                                            Realized
                                               and
                                           Unrealized
                    Net Asset                 Gains                 Dividends      Total
                      Value,       Net      (Losses)      Total     from Net     Dividends
                    Beginning  Investment      on         from     Investment       and
                    of Period   Income(1)  Securities  Operations    Income    Distributions
                    ---------  ----------  ----------  ----------  ----------  -------------
MONEY MARKET FUND
   CLASS A
   2008*              $1.00       $0.01        $--        $0.01      $(0.01)      $(0.01)
   2008                1.00        0.05         --         0.05       (0.05)       (0.05)
   2007                1.00        0.05         --         0.05       (0.05)       (0.05)
   2006                1.00        0.03         --         0.03       (0.03)       (0.03)
   2005                1.00        0.01         --         0.01       (0.01)       (0.01)
   2004                1.00        0.01         --         0.01       (0.01)       (0.01)
   CLASS B
   2008*              $1.00       $0.01        $--        $0.01      $(0.01)      $(0.01)
   2008                1.00        0.05         --         0.05       (0.05)       (0.05)
   2007                1.00        0.05         --         0.05       (0.05)       (0.05)
   2006                1.00        0.03         --         0.03       (0.03)       (0.03)
   2005                1.00        0.01         --         0.01       (0.01)       (0.01)
   2004                1.00        0.01         --         0.01       (0.01)       (0.01)
   CLASS C
   2008*              $1.00       $0.01        $--        $0.01      $(0.01)      $(0.01)
   2008                1.00        0.05         --         0.05       (0.05)       (0.05)
   2007                1.00        0.04         --         0.04       (0.04)       (0.04)
   2006                1.00        0.03         --         0.03       (0.03)       (0.03)
   2005                1.00        0.01         --         0.01       (0.01)       (0.01)
   2004                1.00        0.01         --         0.01       (0.01)       (0.01)
   SWEEP CLASS
   2008*              $1.00       $0.01        $--        $0.01      $(0.01)      $(0.01)
   2008                1.00        0.04         --         0.04       (0.04)       (0.04)
   2007                1.00        0.04         --         0.04       (0.04)       (0.04)
   2006                1.00        0.03         --         0.03       (0.03)       (0.03)
   2005                1.00        0.01         --         0.01       (0.01)       (0.01)
   2004                1.00          --         --           --          --(2)        --(2)
GOVERNMENT FUND
   CLASS A
   2008*              $1.00       $0.01        $--        $0.01      $(0.01)      $(0.01)
   2008                1.00        0.05         --         0.05       (0.05)       (0.05)
   2007                1.00        0.05         --         0.05       (0.05)       (0.05)
   2006                1.00        0.03         --         0.03       (0.03)       (0.03)
   2005                1.00        0.01         --         0.01       (0.01)       (0.01)
   2004                1.00        0.01         --         0.01       (0.01)       (0.01)
   CLASS B
   2008*              $1.00       $0.01        $--        $0.01      $(0.01)      $(0.01)
   2008                1.00        0.05         --         0.05       (0.05)       (0.05)
   2007                1.00        0.05         --         0.05       (0.05)       (0.05)
   2006                1.00        0.03         --         0.03       (0.03)       (0.03)
   2005                1.00        0.01         --         0.01       (0.01)       (0.01)
   2004                1.00        0.01         --         0.01       (0.01)       (0.01)
   CLASS C
   2008*              $1.00       $0.01        $--        $0.01      $(0.01)      $(0.01)
   2008                1.00        0.04         --         0.04       (0.04)       (0.04)
   2007                1.00        0.04         --         0.04       (0.04)       (0.04)
   2006                1.00        0.03         --         0.03       (0.03)       (0.03)
   2005                1.00        0.01         --         0.01       (0.01)       (0.01)
   2004                1.00          --         --           --          --(2)        --(2)



                                                                     Ratio of
                                                                     Expenses   Ratio of Net
                                           Net Assets    Ratio of   to Average   Investment
                     Net Asset               End of      Expenses   Net Assets     Income
                    Value, End   Total       Period     to Average  (Excluding   to Average
                     of Period  Return+  ($ Thousands)  Net Assets   Waivers)    Net Assets
                    ----------  -------  -------------  ----------  ----------  ------------
MONEY MARKET FUND
   CLASS A
   2008*               $1.00     1.44%     $  356,592      0.18%       0.62%        2.91%
   2008                 1.00     5.23         401,174      0.18        0.63         5.13
   2007                 1.00     5.07         623,314      0.18        0.63         4.97
   2006                 1.00     3.30         392,207      0.18        0.62         3.25
   2005                 1.00     1.37         524,849      0.18        0.62         1.38
   2004                 1.00     1.04         603,798      0.18        0.62         1.05
   CLASS B
   2008*               $1.00     1.29%     $  112,887      0.48%       0.67%        2.68%
   2008                 1.00     4.92         166,627      0.48        0.68         4.82
   2007                 1.00     4.76         148,053      0.48        0.68         4.61
   2006                 1.00     2.99         123,851      0.48        0.67         2.98
   2005                 1.00     1.07         107,650      0.48        0.67         1.10
   2004                 1.00     0.74         124,401      0.48        0.67         0.74
   CLASS C
   2008*               $1.00     1.19%     $  240,027      0.68%       0.87%        2.42%
   2008                 1.00     4.71         259,640      0.68        0.88         4.61
   2007                 1.00     4.55         243,944      0.68        0.88         4.48
   2006                 1.00     2.78         232,072      0.68        0.87         2.83
   2005                 1.00     0.86         152,060      0.68        0.87         0.84
   2004                 1.00     0.54         200,467      0.68        0.87         0.55
   SWEEP CLASS
   2008*               $1.00     1.06%     $  131,073      0.93%       1.12%        2.15%
   2008                 1.00     4.45         133,223      0.93        1.13         4.35
   2007                 1.00     4.29          91,087      0.93        1.13         4.19
   2006                 1.00     2.53         113,107      0.93        1.12         2.60
   2005                 1.00     0.61          69,101      0.93        1.12         0.61
   2004                 1.00     0.29          87,791      0.93        1.12         0.30
GOVERNMENT FUND
   CLASS A
   2008*               $1.00     1.27%     $1,022,013      0.20%       0.53%        2.55%
   2008                 1.00     4.98       1,031,612      0.20        0.53         4.79
   2007                 1.00     4.97         507,735      0.20        0.54         4.88
   2006                 1.00     3.21         467,445      0.20        0.53         3.23
   2005                 1.00     1.30         369,440      0.20        0.53         1.32
   2004                 1.00     1.00         329,940      0.20        0.53         0.99
   CLASS B
   2008*               $1.00     1.12%     $  430,365      0.50%       0.58%        2.16%
   2008                 1.00     4.67         197,593      0.50        0.58         4.53
   2007                 1.00     4.66         122,674      0.50        0.59         4.57
   2006                 1.00     2.90         122,025      0.50        0.58         2.84
   2005                 1.00     1.00         156,741      0.50        0.58         0.93
   2004                 1.00     0.69         240,491      0.50        0.58         0.70
   CLASS C
   2008*               $1.00     1.02%     $  137,026      0.70%       0.78%        2.07%
   2008                 1.00     4.46         154,244      0.70        0.78         4.35
   2007                 1.00     4.45         137,375      0.70        0.79         4.37
   2006                 1.00     2.70         129,416      0.70        0.78         2.74
   2005                 1.00     0.80          86,267      0.70        0.78         0.77
   2004                 1.00     0.49         105,763      0.70        0.78         0.50

          SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

                                               Net
                                            Realized
                                               and
                                           Unrealized
                    Net Asset                 Gains                 Dividends      Total
                      Value,       Net      (Losses)      Total     from Net     Dividends
                    Beginning  Investment      on         from     Investment       and
                    of Period   Income(1)  Securities  Operations    Income    Distributions
                    ---------  ----------  ----------  ----------  ----------  -------------
GOVERNMENT FUND (CONTINUED)
   SWEEP CLASS
   2008*              $1.00       $0.01        $--        $0.01      $(0.01)      $(0.01)
   2008                1.00        0.04         --         0.04       (0.04)       (0.04)
   2007                1.00        0.04         --         0.04       (0.04)       (0.04)
   2006                1.00        0.02         --         0.02       (0.02)       (0.02)
   2005                1.00        0.01         --         0.01       (0.01)       (0.01)
   2004                1.00          --         --           --          --(2)        --(2)
GOVERNMENT II FUND
   CLASS A
   2008*              $1.00       $0.01        $--        $0.01      $(0.01)      $(0.01)
   2008                1.00        0.05         --         0.05       (0.05)       (0.05)
   2007                1.00        0.05         --         0.05       (0.05)       (0.05)
   2006                1.00        0.03         --         0.03       (0.03)       (0.03)
   2005                1.00        0.01         --         0.01       (0.01)       (0.01)
   2004                1.00        0.01         --         0.01       (0.01)       (0.01)
   CLASS B
   2008*              $1.00       $0.01        $--        $0.01      $(0.01)      $(0.01)
   2008                1.00        0.05         --         0.05       (0.05)       (0.05)
   2007                1.00        0.05         --         0.05       (0.05)       (0.05)
   2006                1.00        0.03         --         0.03       (0.03)       (0.03)
   2005                1.00        0.01         --         0.01       (0.01)       (0.01)
   2004                1.00        0.01         --         0.01       (0.01)       (0.01)
   CLASS C
   2008*              $1.00       $0.01        $--        $0.01      $(0.01)      $(0.01)
   2008                1.00        0.04         --         0.04       (0.04)       (0.04)
   2007                1.00        0.04         --         0.04       (0.04)       (0.04)
   2006                1.00        0.03         --         0.03       (0.03)       (0.03)
   2005                1.00        0.01         --         0.01       (0.01)       (0.01)
   2004                1.00          --         --           --          --(2)        --(2)
PRIME OBLIGATION FUND
   CLASS A
   2008*              $1.00       $0.01        $--        $0.01      $(0.01)      $(0.01)
   2008                1.00        0.05         --         0.05       (0.05)       (0.05)
   2007                1.00        0.05         --         0.05       (0.05)       (0.05)
   2006                1.00        0.03         --         0.03       (0.03)       (0.03)
   2005                1.00        0.01         --         0.01       (0.01)       (0.01)
   2004                1.00        0.01         --         0.01       (0.01)       (0.01)



                                                                     Ratio of
                                                                     Expenses   Ratio of Net
                                           Net Assets    Ratio of   to Average   Investment
                     Net Asset               End of      Expenses   Net Assets     Income
                    Value, End   Total       Period     to Average  (Excluding   to Average
                     of Period  Return+  ($ Thousands)  Net Assets   Waivers)    Net Assets
                    ----------  -------  -------------  ----------  ----------  ------------
GOVERNMENT FUND (CONTINUED)
   SWEEP CLASS
   2008*               $1.00     0.90%     $   36,462      0.95%       1.03%        1.81%
   2008                 1.00     4.20          28,233      0.95        1.03         4.06
   2007                 1.00     4.19          15,077      0.95        1.04         4.07
   2006                 1.00     2.44          26,361      0.95        1.03         2.43
   2005                 1.00     0.55          27,841      0.95        1.03         0.51
   2004                 1.00     0.25          46,254      0.95        1.03         0.25
GOVERNMENT II FUND
   CLASS A
   2008*               $1.00     1.26%     $1,263,138      0.20%       0.48%        2.53%
   2008                 1.00     4.97       1,354,361      0.20        0.48         4.81
   2007                 1.00     4.96         680,219      0.20        0.49         4.86
   2006                 1.00     3.18         576,242      0.20        0.48         3.18
   2005                 1.00     1.27         515,216      0.20        0.48         1.25
   2004                 1.00     0.96         568,888      0.20        0.47         0.96
   CLASS B
   2008*               $1.00     1.11%     $  172,127      0.50%       0.53%        2.18%
   2008                 1.00     4.66         150,900      0.50        0.53         4.53
   2007                 1.00     4.64         140,930      0.50        0.54         4.56
   2006                 1.00     2.87         168,616      0.50        0.53         2.80
   2005                 1.00     0.97         160,509      0.50        0.53         0.92
   2004                 1.00     0.66         201,085      0.50        0.52         0.66
   CLASS C
   2008*               $1.00     1.01%     $   43,757      0.70%       0.73%        2.03%
   2008                 1.00     4.45          43,538      0.70        0.73         4.05
   2007                 1.00     4.44           4,089      0.70        0.74         4.38
   2006                 1.00     2.67           4,457      0.70        0.73         2.39
   2005                 1.00     0.76          18,637      0.70        0.73         0.71
   2004                 1.00     0.46          46,853      0.70        0.72         0.46
PRIME OBLIGATION FUND
   CLASS A
   2008*               $1.00     1.42%     $3,834,962      0.20%       0.48%        2.96%
   2008                 1.00     5.21       3,740,714      0.20        0.48         5.10
   2007                 1.00     5.06       3,382,051      0.20        0.49         4.96
   2006                 1.00     3.28       2,957,074      0.20        0.48         3.26
   2005                 1.00     1.34       2,972,833      0.20        0.48         1.31
   2004                 1.00     1.02       3,235,847      0.20        0.48         1.02

Amounts designated as "--" are $0 or have been rounded to $0.

* For the six month period ended July 31, 2008. All ratios for the period have been annualized.

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)  Per share calculations were performed using average shares.

(2)  Amount represents less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.

           SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

Financial Highlights

For the six months ended July 31, 2008 (Unaudited) and for the years ended January 31,

For a Share Outstanding Throughout the Years

                                       Net
                                    Realized
                                       and
               Net                 Unrealized
              Asset                   Gains                 Dividends      Total
              Value,       Net      (Losses)      Total     from Net     Dividends
            Beginning  Investment      on         from     Investment       and
            of Period   Income(1)  Securities  Operations    Income    Distributions
            ---------  ----------  ----------  ----------  ----------  -------------
PRIME OBLIGATION FUND (CONTINUED)
   CLASS B
   2008*      $1.00       $0.01        $--        $0.01     $(0.01)      $(0.01)
   2008        1.00        0.05         --         0.05      (0.05)       (0.05)
   2007        1.00        0.05         --         0.05      (0.05)       (0.05)
   2006        1.00        0.03         --         0.03      (0.03)       (0.03)
   2005        1.00        0.01         --         0.01      (0.01)       (0.01)
   2004        1.00        0.01         --         0.01      (0.01)       (0.01)
   CLASS C
   2008*      $1.00       $0.01        $--        $0.01     $(0.01)      $(0.01)
   2008        1.00        0.05         --         0.05      (0.05)       (0.05)
   2007        1.00        0.04         --         0.04      (0.04)       (0.04)
   2006        1.00        0.03         --         0.03      (0.03)       (0.03)
   2005        1.00        0.01         --         0.01      (0.01)       (0.01)
   2004        1.00        0.01         --         0.01      (0.01)       (0.01)
   CLASS H
   2008*      $1.00       $0.01        $--        $0.01     $(0.01)      $(0.01)
   2008        1.00        0.05         --         0.05      (0.05)       (0.05)
   2007        1.00        0.04         --         0.04      (0.04)       (0.04)
   2006        1.00        0.03         --         0.03      (0.03)       (0.03)
   2005        1.00        0.01         --         0.01      (0.01)       (0.01)
   2004        1.00        0.01         --         0.01      (0.01)       (0.01)
   SWEEP CLASS
   2008*      $1.00       $0.01        $--        $0.01     $(0.01)      $(0.01)
   2008        1.00        0.04         --         0.04      (0.04)       (0.04)
   2007        1.00        0.04         --         0.04      (0.04)       (0.04)
   2006        1.00        0.03         --         0.03      (0.03)       (0.03)
   2005        1.00        0.01         --         0.01      (0.01)       (0.01)
   2004        1.00          --         --           --         --(2)        --(2)
TREASURY FUND
   CLASS A
   2008*      $1.00       $0.01        $--        $0.01     $(0.01)      $(0.01)
   2008        1.00        0.05         --         0.05      (0.05)       (0.05)
   2007        1.00        0.05         --         0.05      (0.05)       (0.05)
   2006        1.00        0.03         --         0.03      (0.03)       (0.03)
   2005        1.00        0.01         --         0.01      (0.01)       (0.01)
   2004        1.00        0.01         --         0.01      (0.01)       (0.01)
   CLASS B
   2008*      $1.00       $0.01        $--        $0.01     $(0.01)      $(0.01)
   2008        1.00        0.04         --         0.04      (0.04)       (0.04)
   2007        1.00        0.05         --         0.05      (0.05)       (0.05)
   2006        1.00        0.03         --         0.03      (0.03)       (0.03)
   2005        1.00        0.01         --         0.01      (0.01)       (0.01)
   2004        1.00        0.01         --         0.01      (0.01)       (0.01)
   CLASS C
   2008*      $1.00       $0.01        $--        $0.01     $(0.01)      $(0.01)
   2008        1.00        0.04         --         0.04      (0.04)       (0.04)
   2007        1.00        0.04         --         0.04      (0.04)       (0.04)
   2006        1.00        0.03         --         0.03      (0.03)       (0.03)
   2005        1.00        0.01         --         0.01      (0.01)       (0.01)
   2004        1.00          --         --           --         --(2)        --(2)

                                                       Ratio of
                                                       Expenses      Ratio
                                            Ratio of      to        of Net
              Net                           Expenses    Average   Investment
             Asset             Net Assets      to         Net       Income
            Value,               End of      Average    Assets        to
            End of   Total       Period        Net    (Excluding   Average
            Period  Return+  ($ Thousands)   Assets    Waivers)   Net Assets
            ------  -------  -------------  --------  ----------  ----------
PRIME OBLIGATION FUND (CONTINUED)
   CLASS B
   2008*     $1.00   1.27%      $316,064      0.50%      0.53%       2.67%
   2008       1.00   4.90        475,700      0.50       0.53        4.82
   2007       1.00   4.74        715,879      0.50       0.54        4.65
   2006       1.00   2.98        625,831      0.50       0.53        2.88
   2005       1.00   1.03        663,635      0.50       0.53        1.05
   2004       1.00   0.72        572,097      0.50       0.53        0.72
   CLASS C
   2008*     $1.00   1.17%      $497,516      0.70%      0.73%       2.47%
   2008       1.00   4.69        641,977      0.70       0.73        4.60
   2007       1.00   4.53        780,951      0.70       0.74        4.45
   2006       1.00   2.77        779,625      0.70       0.73        2.76
   2005       1.00   0.83        730,310      0.70       0.73        0.82
   2004       1.00   0.52        864,829      0.70       0.73        0.52
   CLASS H
   2008*     $1.00   1.21%      $ 74,038      0.63%      0.66%       2.54%
   2008       1.00   4.76         80,958      0.63       0.66        4.65
   2007       1.00   4.61         65,512      0.63       0.67        4.55
   2006       1.00   2.84         36,006      0.63       0.66        2.81
   2005       1.00   0.90         41,221      0.63       0.66        0.90
   2004       1.00   0.59         36,023      0.63       0.66        0.59
   SWEEP CLASS
   2008*     $1.00   1.05%      $ 46,144      0.95%      0.98%       2.22%
   2008       1.00   4.43         56,378      0.95       0.98        4.34
   2007       1.00   4.27         47,991      0.95       0.99        4.20
   2006       1.00   2.51         45,130      0.95       0.98        2.53
   2005       1.00   0.58         32,908      0.95       0.98        0.58
   2004       1.00   0.27         37,399      0.95       0.98        0.28
TREASURY FUND
   CLASS A
   2008*     $1.00   0.96%      $545,661      0.20%      0.53%       1.92%
   2008       1.00   4.64        610,451      0.20       0.53        4.36
   2007       1.00   4.95        287,595      0.20       0.54        4.87
   2006       1.00   3.13        208,097      0.20       0.53        3.05
   2005       1.00   1.22        292,974      0.20       0.53        1.21
   2004       1.00   0.96        264,544      0.20       0.53        0.92
   CLASS B
   2008*     $1.00   0.81%      $443,088      0.50%      0.57%       1.64%
   2008       1.00   4.33        761,497      0.50       0.58        4.07
   2007       1.00   4.64        359,090      0.50       0.59        4.58
   2006       1.00   2.82        239,461      0.50       0.58        2.81
   2005       1.00   0.91        206,698      0.50       0.58        0.85
   2004       1.00   0.66        325,687      0.50       0.58        0.65
   CLASS C
   2008*     $1.00   0.71%      $ 81,298      0.70%      0.77%       1.47%
   2008       1.00   4.12        144,919      0.70       0.78        4.00
   2007       1.00   4.43        100,928      0.70       0.79        4.34
   2006       1.00   2.62        113,403      0.70       0.78        2.70
   2005       1.00   0.71         68,932      0.70       0.78        0.66
   2004       1.00   0.46        109,647      0.70       0.78        0.45

          SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

                                       Net
                                    Realized
                                       and
               Net                 Unrealized
              Asset                   Gains                 Dividends      Total
              Value,       Net      (Losses)      Total     from Net     Dividends
            Beginning  Investment      on         from     Investment       and
            of Period   Income(1)  Securities  Operations    Income    Distributions
            ---------  ----------  ----------  ----------  ----------  -------------
TREASURY FUND (CONTINUED)
   SWEEP CLASS
   2008*      $1.00       $0.01        $--        $0.01     $(0.01)       $(0.01)
   2008        1.00        0.04         --         0.04      (0.04)        (0.04)
   2007        1.00        0.04         --         0.04      (0.04)        (0.04)
   2006        1.00        0.02         --         0.02      (0.02)        (0.02)
   2005        1.00          --         --           --         --(2)         --(2)
   2004        1.00          --         --           --         --(2)         --(2)
TREASURY II FUND
   CLASS A
   2008*      $1.00       $0.01        $--        $0.01     $(0.01)       $(0.01)
   2008        1.00        0.04         --         0.04      (0.04)        (0.04)
   2007        1.00        0.05         --         0.05      (0.05)        (0.05)
   2006        1.00        0.03         --         0.03      (0.03)        (0.03)
   2005        1.00        0.01         --         0.01      (0.01)        (0.01)
   2004        1.00        0.01         --         0.01      (0.01)        (0.01)
   CLASS B
   2008*      $1.00       $0.01        $--        $0.01     $(0.01)       $(0.01)
   2008        1.00        0.04         --         0.04      (0.04)        (0.04)
   2007        1.00        0.04         --         0.04      (0.04)        (0.04)
   2006        1.00        0.03         --         0.03      (0.03)        (0.03)
   2005        1.00        0.01         --         0.01      (0.01)        (0.01)
   2004        1.00        0.01         --         0.01      (0.01)        (0.01)
   CLASS C
   2008*      $1.00       $0.01        $--        $0.01     $(0.01)       $(0.01)
   2008        1.00        0.04         --         0.04      (0.04)        (0.04)
   2007        1.00        0.04         --         0.04      (0.04)        (0.04)
   2006        1.00        0.02         --         0.02      (0.02)        (0.02)
   2005        1.00        0.01         --         0.01      (0.01)        (0.01)
   2004        1.00          --         --           --         --(2)         --(2)

                                                       Ratio of
                                                       Expenses      Ratio
                                            Ratio of      to        of Net
              Net                           Expenses    Average   Investment
             Asset             Net Assets      to         Net       Income
            Value,               End of      Average    Assets        to
            End of   Total       Period        Net    (Excluding   Average
            Period  Return+  ($ Thousands)   Assets    Waivers)   Net Assets
            ------  -------  -------------  --------  ----------  ----------
TREASURY FUND (CONTINUED)
   SWEEP CLASS
   2008*     $1.00    0.59%     $194,261    0.92%(3)     1.01%       1.19%
   2008       1.00    3.86       111,853    0.95         1.03        3.74
   2007       1.00    4.17        97,004    0.95         1.04        4.11
   2006       1.00    2.36        83,570    0.95         1.03        2.35
   2005       1.00    0.49        95,407    0.93         1.03        0.49
   2004       1.00    0.23        95,679    0.92         1.03        0.22
TREASURY II FUND
   CLASS A
   2008*     $1.00    0.76%     $409,138    0.20%        0.53%       1.55%
   2008       1.00    4.11       516,164    0.21         0.53        3.72
   2007       1.00    4.62       181,976    0.25         0.53        4.50
   2006       1.00    2.85       178,480    0.25         0.53        2.78
   2005       1.00    1.09       263,727    0.25         0.53        1.08
   2004       1.00    0.81       269,200    0.25         0.53        0.80
   CLASS B
   2008*     $1.00    0.61%     $144,646    0.50%        0.58%       1.21%
   2008       1.00    3.81       109,384    0.51         0.58        3.54
   2007       1.00    4.31        51,984    0.55         0.58        4.18
   2006       1.00    2.54        70,593    0.55         0.58        2.50
   2005       1.00    0.79        78,781    0.55         0.58        0.70
   2004       1.00    0.51       160,859    0.55         0.58        0.51
   CLASS C
   2008*     $1.00    0.51%     $  5,958    0.70%        0.78%       1.05%
   2008       1.00    3.59         7,254    0.72         0.79        3.71
   2007       1.00    4.10        20,267    0.75         0.78        4.04
   2006       1.00    2.33         2,602    0.75         0.78        2.03
   2005       1.00    0.59        31,370    0.75         0.78        0.54
   2004       1.00    0.31        58,424    0.75         0.78        0.30

Amounts designated as "--" are $0 or have been rounded to $0.

* For the six month period ended July 31, 2008. All ratios for the period have been annualized.

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)  Per share calculations were performed using average shares.

(2)  Amount represents less than $0.01 per share.

(3) The Distributor has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Treasury Fund in order to limit the one-day net income yield of the Fund to not less than 0.15% of the Treasury Fund's average daily net assets of the Sweep Class Shares. Had these waivers been excluded the ratio would have been 0.95%.

The accompanying notes are an integral part of the financial statements.

           SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

Financial Highlights

For the six months ended July 31, 2008 (Unaudited) and for the years ended January 31,

For a Share Outstanding Throughout the Years

                                       Net
                                    Realized
                                       and
               Net                 Unrealized
              Asset                   Gains                 Dividends                     Total
              Value,       Net      (Losses)      Total     from Net   Distributions    Dividends
            Beginning  Investment      on         from     Investment  from Realized       and
            of Period   Income(1)  Securities  Operations    Income    Capital Gains  Distributions
            ---------  ----------  ----------  ----------  ----------  -------------  -------------
SHORT-DURATION GOVERNMENT FUND
   CLASS A
   2008*      $10.21     $0.17       $(0.12)     $ 0.05      $(0.17)      $   --         $(0.17)
   2008         9.95      0.46         0.28        0.74       (0.48)          --          (0.48)
   2007        10.02      0.42        (0.04)       0.38       (0.45)          --          (0.45)
   2006        10.19      0.32        (0.13)       0.19       (0.36)          --          (0.36)
   2005        10.35      0.22        (0.12)       0.10       (0.26)          --          (0.26)
   2004        10.46      0.22        (0.06)       0.16       (0.27)          --          (0.27)
INTERMEDIATE-DURATION GOVERNMENT FUND
   CLASS A
   2008*      $10.76     $0.16       $(0.18)     $(0.02)     $(0.17)      $   --         $(0.17)
   2008        10.13      0.45         0.63        1.08       (0.45)          --          (0.45)
   2007        10.21      0.42        (0.06)       0.36       (0.44)          --          (0.44)
   2006        10.50      0.36        (0.26)       0.10       (0.39)          --          (0.39)
   2005        10.64      0.31        (0.11)       0.20       (0.33)       (0.01)         (0.34)
   2004        10.89      0.31         0.01        0.32       (0.33)       (0.24)         (0.57)
GNMA FUND
   CLASS A
   2008*      $ 9.63     $0.19       $(0.15)     $ 0.04      $(0.20)      $   --         $(0.20)
   2008         9.34      0.45         0.30        0.75       (0.46)          --          (0.46)
   2007         9.48      0.44        (0.11)       0.33       (0.47)          --          (0.47)
   2006         9.71      0.41        (0.16)       0.25       (0.48)          --          (0.48)
   2005         9.86      0.39        (0.04)       0.35       (0.50)          --          (0.50)
   2004        10.13      0.30        (0.09)       0.21       (0.48)          --          (0.48)
ULTRA SHORT BOND FUND
   CLASS A
   2008*      $ 9.69     $0.16       $(0.34)     $(0.18)     $(0.16)      $   --         $(0.16)
   2008         9.97      0.48        (0.28)       0.20       (0.48)          --          (0.48)
   2007         9.95      0.45         0.03        0.48       (0.46)          --          (0.46)
   2006++      10.00      0.32        (0.04)       0.28       (0.33)          --          (0.33)
   2005++      10.10      0.20        (0.10)       0.10       (0.20)          --          (0.20)
   2004++      10.15      0.20        (0.05)       0.15       (0.20)          --          (0.20)

                                                       Ratio of
                                                       Expenses      Ratio
                                            Ratio of      to        of Net
              Net                           Expenses    Average   Investment
             Asset             Net Assets      to         Net       Income
            Value,               End of      Average    Assets        to      Portfolio
            End of   Total       Period        Net    (Excluding   Average     Turnover
            Period  Return+  ($ Thousands)   Assets    Waivers)   Net Assets     Rate
            ------  -------  -------------  --------  ----------  ----------  ---------
SHORT-DURATION GOVERNMENT FUND
   CLASS A
   2008*    $10.09   0.49%      $135,787      0.48%      0.74%       3.29%       417%
   2008      10.21   7.65        172,892      0.45       0.76        4.63        266
   2007       9.95   3.84        115,462      0.45       0.78        4.19        210
   2006      10.02   1.93        155,512      0.45       0.75        3.15        162
   2005      10.19   0.96        202,035      0.45       0.74        2.12         66
   2004      10.35   1.55        289,986      0.45       0.72        2.07        117
INTERMEDIATE-DURATION GOVERNMENT FUND
   CLASS A
   2008*    $10.57  (0.20)%     $ 55,623      0.53%      0.74%       3.10%       426%
   2008      10.76  10.97         50,372      0.50       0.75        4.34        234
   2007      10.13   3.64         46,635      0.50       0.78        4.17        200
   2006      10.21   0.94         85,873      0.50       0.73        3.46        151
   2005      10.50   1.85        109,394      0.50       0.73        2.92         80
   2004      10.64   2.98        134,615      0.50       0.72        2.89        154
GNMA FUND
   CLASS A
   2008*    $ 9.47   0.39%      $120,396      0.63%      0.72%       4.07%       215%
   2008       9.63   8.31        114,824      0.60       0.72        4.82        271
   2007       9.34   3.65        143,711      0.60       0.74        4.72        105
   2006       9.48   2.60        166,324      0.60       0.71        4.26         97
   2005       9.71   3.64        171,139      0.60       0.71        3.97         85
   2004       9.86   2.16        219,483      0.60       0.69        2.97        145
ULTRA SHORT BOND FUND
   CLASS A
   2008*    $ 9.35  (1.92)%     $440,448      0.38%      0.73%       3.31%        36%
   2008       9.69   2.06        409,363      0.35       1.28        4.87         54
   2007       9.97   4.88        238,820      0.35       0.76        4.51         40
   2006++     9.95   2.90        412,217      0.35       0.75        3.22         67
   2005++    10.00   1.11        317,382      0.35       0.75        1.84         59
   2004++    10.10   1.61        293,816      0.35       0.73        1.84         68

Amounts designated as "--" are $0 or have been rounded to $0.

* For the six month period ended July 31, 2008. All ratios for the period have been annualized.

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

++ Per share amounts have been adjusted for a 5 for 1 reverse stock split paid to shareholders of record on May 6, 2005.

(1)  Per share calculations were performed using average shares.

The accompanying notes are an integral part of the financial statements.

           SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

SEI Daily Income Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational Funds: the Money Market, Government, Government II, Prime Obligation, Treasury, Treasury II (each a "Fund," collectively the "Money Market Funds"), the Short-Duration Government, Intermediate-Duration Government, GNMA, and Ultra Short Bond (each a "Fund," collectively the "Fixed Income Funds"). The Money Market, Government, Government II, Prime Obligation, Treasury, Treasury II, Short-Duration Government, Intermediate-Duration Government, and GNMA Funds seek to preserve principal value and maintain a high degree of liquidity while providing current income. The Ultra Short Bond Fund seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities of the Money Market Funds, except those securities which are covered by the Capital Support Agreement, are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Refer to Note 10 for a discussion of the Capital Support Agreement entered into by the Money Market Fund and the Prime Obligation Fund.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for the Fund's financial statements issued after December 31, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

          SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the six months ended July 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund's investments in accordance with FAS 157 carried at value ($ Thousands):

INVESTMENTS IN SECURITIES                 LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
-------------------------               ----------   ----------   --------   ----------
Money Market Fund                       $   64,978   $  700,980   $ 75,270   $  841,228
Government Fund                             75,046    1,549,140         --    1,624,186
Government II Fund                              --    1,477,545         --    1,477,545
Prime Obligation Fund                      748,493    3,489,335    535,315    4,773,143
Treasury Fund                            1,265,760           --         --    1,265,760
Treasury II Fund                                --      559,083         --      559,083
Short-Duration Government Fund              29,900      131,814         --      161,714
Intermediate-Duration Government Fund        9,200       54,770         --       63,970
GNMA Fund                                      700      119,328         --      120,028
Ultra Short Bond Fund                       58,200      338,672      2,394      399,266

OTHER FINANCIAL INSTRUMENTS*              LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
-------------------------               ----------   ----------   --------   ----------
Money Market Fund                             $ --          $--        $--         $ --
Government Fund                                 --           --         --           --
Government II Fund                              --           --         --           --
Prime Obligation Fund                           --           --         --           --
Treasury Fund                                   --           --         --           --
Treasury II Fund                                --           --         --           --
Short-Duration Government Fund                 (51)          --         --          (51)
Intermediate-Duration Government Fund          197           --         --          197
GNMA Fund                                       92           --         --           92
Ultra Short Bond Fund                          354           --         --          354

* Other financial instruments are futures which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                  MONEY MARKET   PRIME OBLIGATION    ULTRA SHORT
                                      FUND             FUND           BOND FUND
INVESTMENT IN SECURITIES         ($ THOUSANDS)     ($ THOUSANDS)    ($ THOUSANDS)
------------------------         -------------   ----------------   -------------
Beginning balance as of
   February 1, 2008                 $ 19,997        $ 331,972          $   --
Accrued discounts/premiums                (2)             (33)             --
Realized gain/(loss)                  (5,715)         (71,931)             --
Change in unrealized
   appreciation/(depreciation)          (498)         (24,495)             --
Net purchase/sales                   (14,279)        (180,013)             --
Net transfer in and/or
   out Level 3                        75,767          479,815           2,394
                                    --------        ---------          ------
Ending balance as of
   July 31, 2008                    $ 75,270        $ 535,315          $2,394
                                    ========        =========          ======

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis. Purchase discounts and premiums on securities held in the Fixed Income Funds are accreted and amortized over the life of each security. Paydown gains and losses are classified as interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and the Trust's policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

          SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

FUTURES CONTRACTS -- The Fixed Income Funds utilized futures contracts during the six months ended July 31, 2008. The Funds' investment in these futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices.

Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are "marked-to-market" daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the value of the contract may not directly correlate with changes in the value of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. The notional amount presented in the Schedules of Investments in the Fixed Income Funds represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. Credit-default swaps involve the periodic payment by the Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swaps. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage the Fund's exposure to interest rates. Payments received or made are recorded as realized gains or losses. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities may be set aside as collateral by the Fund's custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect the Fund's value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedule of Investments or the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements. There were no swap agreements as of July 31, 2008.

TBA PURCHASE COMMITMENTS -- The Funds may engage in "to be announced" ("TBA") purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

COLLATERALIZED DEBT OBLIGATIONS -- The Funds may invest in collateralized debt obligations ("CDOs"), which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds

          SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Funds. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

RESTRICTED SECURITIES -- At July 31, 2008, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at amortized cost as determined in accordance with the procedures approved by the Board of Trustees.

The acquisition dates of these investments, along with their cost and values at July 31, 2008, were as follows:

                              NUMBER    ACQUISITION       COST        FAIR VALUE    % OF NET
                            OF SHARES       DATE      ($THOUSANDS)   ($THOUSANDS)    ASSETS
                            ---------   -----------   ------------   ------------   --------
MONEY MARKET FUND
   Gryphon Funding            16,827      07/23/08      $ 11,267       $ 10,770       1.28%
   Metropolitan Life
      Insurance               30,000      05/01/03        30,000         30,000       3.57
   Morgan Stanley
      Asset Funding           25,000      03/15/07        25,000         25,000       2.97
   Monumental Life
      Insurance                9,500      03/21/03         9,500          9,500       1.13
                                                        --------       --------      -----
                                                        $ 75,767       $ 75,270       8.95%
                                                        ========       ========      =====
PRIME OBLIGATION FUND
   Gryphon Funding           213,149      07/23/08      $143,315       $136,415       2.86%
   Metropolitan Life
      Insurance              160,000      05/01/03       160,000        160,000       3.36
   Morgan Stanley
      Asset Funding           75,000      03/15/07        75,000         75,000       1.57
   Monumental Life
      Insurance              101,500      03/21/03       101,500        101,500       2.13
   Stanfield Victoria LLC     80,000      03/06/07        62,400         62,400       1.31
                                                        --------       --------      -----
                                                        $542,215       $535,315      11.23%
                                                        ========       ========      =====

           SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust, which are not directly associated to a specific Fund, are prorated to the Funds on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders, which are determined in accordance with Federal tax regulations, are recorded on the ex-dividend date. Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENT AGREEMENT -- SEI Investments Global Funds Services (the "Administrator") provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

Money Market Fund                       .33%
Government Fund                         .24%
Government II Fund                      .19%
Prime Obligation Fund                   .19%
Treasury Fund                           .24%
Treasury II Fund                        .24%
Short-Duration Government Fund          .35%
Intermediate-Duration Government Fund   .35%
GNMA Fund                               .32%
Ultra Short Bond Fund                   .35%

However, the Administrator has agreed to waive a portion or its entire fee, for various classes of shares in various funds, to limit total annual expenses up to the following amounts (expressed as a percentage of the Funds' daily net assets). The expense waivers are allocated to each share class pro-rata based on the net assets of each share class.

               Money                                   Prime
              Market   Government   Government II   Obligation   Treasury   Treasury II
               Fund       Fund          Fund           Fund        Fund        Fund
              ------   ----------   -------------   ----------   --------   -----------
Class A       .18%(1)    .20%(3)       .20%(2)        .20%(2)     .20%(2)     .20%(4)
Class B       .48%(1)    .50%(3)       .50%(2)        .50%(2)     .50%(2)     .50%(4)
Class C       .68%(1)    .70%(3)       .70%(2)        .70%(2)     .70%(2)     .70%(4)
Class H        N/A        N/A           N/A           .63%(1)       N/A         N/A
Sweep Class   .93%(1)    .95%(1)         *            .95%(1)     .95%(1)       *

                Short-     Intermediate-           Ultra
               Duration       Duration             Short
              Government     Government    GNMA    Bond
                 Fund          Fund        Fund    Fund
              ----------   -------------   ----    -----
Class A         .48%(5)        .53%(5)     .63%(5) .38%(5)

*    Class not currently operational.

(1)  Represents a voluntary cap that may be discontinued at any time.

(2) Represents a contractual cap effective through January 31, 2008, to be changed only by Board approval.

(3) Represents a contractual cap of .25%, .55%, and .75% of Class A, B, and C, respectively, effective through January 31, 2008, to be changed only by Board approval. In addition, management has voluntarily waived fees to a cap of .20%, .50%, and .70% of Class A, B, and C, respectively, that may be discontinued at any time.

(4) Represents a contractual cap of .25%, .55%, and .75% of Class A, B, and C, respectively, effective through January 31, 2008 to be changed only by Board approval. Effective May 1, 2007 management has voluntarily waived fees to a cap of .20%, .50% and .70% of Class A, B, C, respectively, that may be discontinued at any time.

(5) Represents a voluntary cap that may be discontinued at anytime. Prior to March 1, 2008, the cap for the Short-Duration Government,
     Intermediate-Duration Government, GNMA and Ultra Short Bond Funds were .45%, .50%, .60% and .35%, respectively.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI and a registered broker-dealer, acts as the Distributor of the shares of the Trust under various Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor up to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

                                        Shareholder   Administrative
                                         Servicing        Service      Distribution
                                            Fees           Fees            Fees*
                                        -----------   --------------   ------------
Money Market Fund
    Class A                                 .25%             --              --
    Class B                                 .25%            .05%             --
    Class C                                 .25%            .25%             --
    Sweep Class                             .25%             --             .50%
Government Fund
    Class A                                 .25%             --              --
    Class B                                 .25%            .05%             --
    Class C                                 .25%            .25%             --
    Sweep Class                             .25%             --             .50%
Government II Fund
    Class A                                 .25%             --              --
    Class B                                 .25%            .05%             --
    Class C                                 .25%            .25%             --
Prime Obligation Fund
    Class A                                 .25%             --              --
    Class B                                 .25%            .05%             --
    Class C                                 .25%            .25%             --
    Class H                                 .25%            .18%             --
    Sweep Class                             .25%             --             .50%
Treasury Fund
    Class A                                 .25%             --              --
    Class B                                 .25%            .05%             --
    Class C                                 .25%            .25%             --
    Sweep Class                             .25%             --             .50%

           SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

                                        Shareholder   Administrative
                                         Servicing        Service      Distribution
                                            Fees           Fees            Fees*
                                        -----------   --------------   ------------
Treasury II Fund
    Class A                                 .25%             --             --
    Class B                                 .25%            .05%            --
    Class C                                 .25%            .25%            --
Short-Duration Government Fund
    Class A                                 .25%             --             --
Intermediate-Duration Government Fund
    Class A                                 .25%             --             --
GNMA Fund
    Class A                                 .25%             --             --
Ultra Short Bond Fund
    Class A                                 .25%             --             --

* These payments are characterized as "compensation" and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate sweep class shareholders who provide distribution-related services to their customers.

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each fund, except for the GNMA Fund, since inception of the plan. Such waivers are voluntary and may be discontinued at any time. For Classes B, C, and H, the shareholder servicing fees and the administrative service fees are shown combined as "Administrative & Shareholder Servicing Fees" in the Statement of Operations. The Distributor has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Treasury Fund in order to limit the one-day net income yield of the Fund to not less than 0.15% of the Treasury Fund's average daily net assets of the Sweep Class Shares. There were $16,277 in waivers for the six month period ended
July 31, 2008.

Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator or the adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the adviser pays compensation of officers and affiliated Trustees.

The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

CAPITAL SUPPORT AGREEMENT -- The Money Market Fund and Prime Obligation Fund have entered into a Capital Support Agreement with SEI Investments Company ("SEI"). Please see Note 10 for more information.

4. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

SEI Investments Management Corporation ("SIMC") serves as each Fund's investment adviser and "manager of managers" under an investment advisory agreement approved by the shareholders of each Fund. For its services, SIMC receives an annual fee equal to .075% on the first $500 million of net assets and .02% on the net assets in excess of $500 million for the Money Market Funds. The fee will be calculated based on the combined assets of the Money Market Funds. SIMC also receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Short-Duration Government, Intermediate-Duration Government and GNMA Funds. The fee will be calculated based on the combined assets of the Funds listed above. SIMC also receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Ultra Short Bond Fund. The fee will be calculated based on the net assets of the Ultra Short Bond Fund.

Pursuant to the "manager of managers" structure, the Board of Trustees approved Columbia Management Advisors, LLC (formerly Banc of America Capital Management,
LLC) as each Money Market Fund's investment sub-adviser under an investment sub-advisory agreement approved by the shareholders of each Fund. For its services to the Money Market Funds, the sub-adviser is entitled to receive a fee paid directly by SIMC.

Wellington Management Company, LLP ("Wellington LLP") serves as sub-adviser to the Fixed Income Funds under an investment sub-advisory agreement approved by the shareholders of each Fund. For its services to the Funds, Wellington LLP is entitled to receive a fee paid directly by SIMC.

U.S. Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary investments in short-term securities, for the six months ended July 31, 2008, were as follows for the Fixed Income Funds:

                      Short-      Intermediate-                       Ultra
                     Duration        Duration                         Short
                    Government      Government         GNMA            Bond
                       Fund            Fund            Fund            Fund
                  ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
                  -------------   -------------   -------------   -------------
PURCHASES
U.S. Government      $600,102        $255,775        $258,183        $61,488
Other                      --              --              --         60,608
SALES
U.S. Government      $635,482        $238,908        $249,951        $ 3,897
Other                      --              --              --         62,839

           SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

6. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in Capital, undistributed net investment income, or accumulated net realized gain, as appropriate, in the periods that the differences arise.

The tax character of dividends and distributions during the last two fiscal years was as follows:

                                                Long-term
                                 Ordinary        Capital
                                  Income          Gain           Total
                               ($Thousands)   ($Thousands)   ($ Thousands)
                               ------------   ------------   -------------
Money Market Fund       2008     $ 56,488          $--          $ 56,488
                        2007       60,356           --            60,356
Government Fund         2008       48,798           --            48,798
                        2007       36,529           --            36,529
Government II Fund      2008       43,747           --            43,747
                        2007       37,566           --            37,566
Prime Obligation
   Fund                 2008      277,604           --           277,604
                        2007      233,756           --           233,756
Treasury Fund           2008       48,447           --            48,447
                        2007       33,879           --            33,879
Treasury II Fund        2008       10,234           --            10,234
                        2007       10,686           --            10,686
Short-Duration
   Government Fund      2008        5,655           --             5,655
                        2007        6,236           --             6,236
Intermediate-Duration
   Government Fund      2008        1,582           --             1,582
                        2007        3,175           --             3,175
GNMA Fund               2008        6,742           --             6,742
                        2007        7,688           --             7,688
Ultra Short Bond
   Fund                 2008       13,045           --            13,045
                        2007       15,345           --            15,345

As of January 31, 2008, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

                                   Undistributed      Capital          Post-           Other         Unrealized         Total
                                      Ordinary          Loss          October        Temporary     Appreciation/     Accumulated
                                       Income      Carryforwards       Losses       Differences    (Depreciation)       Losses
                                   ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)    ($ Thousands)   ($ Thousands)
                                   -------------   -------------   -------------   -------------   --------------   ------------
Money Market Fund                     $ 3,501        $    (22)         $  (1)        $ (3,501)        $ (2,861)       $ (2,884)
Government Fund                         4,645            (100)            --           (4,645)              --            (100)
Government II Fund                      4,280             (31)            --           (4,280)              --             (31)
Prime Obligation Fund                  18,324            (124)            --          (18,324)         (14,480)        (14,604)
Treasury Fund                           3,904             (93)            --           (3,904)              --             (93)
Treasury II Fund                        1,374             (31)            --           (1,374)              --             (31)
Short-Duration Government Fund            620          (4,954)          (511)            (615)           1,118          (4,342)
Intermediate-Duration Government
   Fund                                   162          (2,056)            --             (167)             643          (1,418)
GNMA Fund                                 390         (11,665)          (162)            (419)           2,115          (9,741)
Ultra Short Bond Fund                   1,455          (5,076)            --           (1,456)          (6,463)        (11,540)

Amounts designated as "--" are $0 or have been rounded to $0.

          SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

At January 31, 2008, the following funds had capital loss carryforwards to offset future realized capital gains:

                                            Amount      Expiration
                                        ($ Thousands)      Date
                                        -------------   ----------
Money Market Fund                           $   16        1/31/14
                                                 2        1/31/15
                                                 4        1/31/16
Government Fund                                  5        1/31/10
                                                 5        1/31/11
                                                54        1/31/13
                                                 4        1/31/14
                                                32        1/13/16
Government II Fund                               3        1/31/12
                                                 7        1/31/13
                                                 5        1/31/14
                                                16        1/31/16
Prime Obligation Fund                           27        1/31/10
                                                43        1/31/11
                                                 2        1/31/12
                                                14        1/31/13
                                                18        1/31/14
                                                20        1/31/16
Treasury Fund                                   65        1/31/11
                                                 1        1/31/12
                                                22        1/31/13
                                                 5        1/31/14
Treasury II Fund                                27        1/31/14
                                                 4        1/31/16
Short-Duration Government Fund               2,169        1/31/14
                                             2,785        1/31/15
Intermediate-Duration Government Fund        2,056        1/31/15
GNMA Fund                                    1,607        1/31/09
                                               776        1/31/11
                                             6,407        1/31/12
                                             1,119        1/31/13
                                                 6        1/31/14
                                             1,552        1/31/15
                                               198        1/31/16
Ultra Short Bond Fund                          557        1/31/11
                                               442        1/31/12
                                             1,020        1/31/13
                                             1,045        1/31/14
                                             1,716        1/31/15
                                               296        1/31/16

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds' intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired.

During the year ended January 31, 2008, the Short-Duration Government Fund and Intermediate-Duration Government Fund utilized $2,433,815 and $1,318,946, respectively, of capital loss carryforwards, to offset capital gains.

At July 31, 2008, the Money Market Funds' (excluding the Money Market Fund and Prime Obligation Fund) cost of securities for Federal income tax purposes approximates the cost located in the Statements of Assets and Liabilities.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Money Market Fund, Prime Obligation Fund and Fixed Income Funds at July 31, 2008, were as follows:

                                                                                        Net
                                                                                    Unrealized
                                      Federal       Appreciated    Depreciated     Appreciation/
                                      Tax Cost      Securities      Securities    (Depreciation)
                                   ($ Thousands)   ($Thousands)   ($ Thousands)    ($ Thousands)
                                   -------------   ------------   -------------   --------------
Money Market Fund                    $  839,727       $ 1,998       $   (497)        $  1,501
Prime Obligation Fund                 4,715,214        82,424        (24,495)          57,929
Short-Duration Government Fund          162,928           481         (1,695)          (1,214)
Intermediate-Duration Government
   Fund                                  64,563           266           (859)            (593)
GNMA Fund                               118,864         2,499         (1,335)           1,164
Ultra Short Bond Fund                   420,482           423        (21,639)         (21,216)

7. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

Investments in structured securities (such as those issued by Structured Investment Vehicles, or "SIVs") which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

          SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

8. OTHER

The Board approved a 5 for 1 reverse share split in the Ultra Short Bond Fund. The reverse share split occurred on May 6, 2005. This Fund is designed to be a low tracking error fund. The Fund experienced excess tracking error due to the impact of rounding on the Fund's net asset value ("NAV"). The reverse share split resulted in a higher NAV for the Fund, thus decreasing the level of tracking error resulting from NAV rounding. The per share information included in the financial highlights for all periods prior to the reverse share split have been adjusted to properly reflect the effects of the reverse share spilt on a retroactive basis.

9. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance, and cash flows.

10. CAPITAL SUPPORT AGREEMENT

On November 8, 2007, the Money Market and Prime Obligation Funds each entered into a Capital Support Agreement with SEI, which is the parent company of SIMC. The Capital Support Agreements require SEI to commit capital to the Funds, subject to the aggregate limit of $3 million and $126 million for the Money Market Fund and Prime Obligation Fund, respectively, if a Fund realizes payments or sales proceeds from specified securities ("Eligible Notes") held by the Funds which are less than the amortized cost of such securities and such loss causes the Fund's mark-to-market net asset value to drop below $0.9950 for the Money Market Fund or $0.9975 for the Prime Obligation Fund. The mark-to-market net asset value is calculated using the market value of all securities in the Money Market and Prime Obligation Funds. The net asset value in the financial statements is calculated using the amortized cost for all securities except the Eligible Notes.The Eligible Notes held in the Funds on July 31, 2008 are footnoted on the Schedule of Investments. On February 15, 2008, the Agreement for the Prime Obligation Fund was amended to increase the maximum contribution amount to $150 million. Upon the sale or other disposition of an Eligible Note, the amount of required capital commitment would be the least of the following amounts: (i) the amount, if any, by which the amortized cost of the Eligible Note exceeds the amount realized from the sale or other disposition of the security; (ii) the amount, if any, necessary to restore the net asset value per share of the Fund to $0.9950 for the Money Market Fund or $0.9975 for the Prime Obligation Fund, or (iii) the remaining amount of the aggregate limit of the Capital Support Agreement, taking into account all prior contributions. SEI's obligations under the Agreements are supported by a Letter of Credit issued by a bank having a First Tier credit rating and, in the case of the Prime Obligation Fund, cash held in a segregated account in the amounts of $3 million and $150 million for the Money Market and Prime Obligation Funds, respectively. The Funds will draw on the Letter of Credit or the segregated account in the event that SEI fails to make a cash contribution when due under the Agreement.

The Funds will sell the Eligible Notes (i) promptly following any change in the Letter of Credit provider's short term credit ratings such that the Letter of Credit provider's obligations no longer qualify as First Tier Securities as defined in paragraph (a)(12) of Rule 2a-7, or (ii) on the business day immediately prior to the termination date of the Agreement; provided that the Funds are not required to complete any such sale if the amount the Funds expect to receive would not result in the payment of a Capital Contribution, or, with respect to an event described in (i) above, if SEI substitutes an obligation or credit support that satisfies the requirement of a First Tier Security within fifteen (15) calendar days from the occurrence of such event and, during such 15 day period, the Letter of Credit provider's obligations continue to qualify as Second Tier Securities under paragraph (a)(22) of Rule 2a-7. The termination date of the Agreement is November 6, 2008, although that date may be extended upon agreement of SEI and the Funds, subject to the prior approval of the staff of the U.S. Securities and Exchange Commission.

           SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

NOTES TO FINANCIAL STATEMENTS (CONCLUDED) (UNAUDITED)

The following table shows the Eligible Notes and their amortized cost and fair market value as of July 31, 2008.

MONEY MARKET FUND

                                                            Amortized     Fair      Unrealized
                                                 Face          Cost       Value    Depreciation
Description                                     Amount        (000)       (000)        (000)
-----------                                  ------------   ---------   --------   ------------
Cheyne Finance LLC MTN 2.063%, 03/25/08       $ 8,168,316    $    --     $    --      $  --
Cheyne Finance LLC MTN 2.065%, 06/09/08         8,164,665         --          --         --
Gryphon Funding 2.662%, 07/23/09               16,827,437     11,267      10,770       (497)
                                              -----------    -------     -------      -----
   Totals                                     $33,160,418    $11,267     $10,770      $(497)
                                              ===========    =======     =======      =====

PRIME OBLIGATION FUND

                                                            Amortized     Fair      Unrealized
                                                 Face          Cost       Value    Depreciation
Description                                     Amount        (000)       (000)        (000)
-----------                                  ------------   ---------   --------   ------------
Cheyne Finance LLC MTN 2.075%, 11/17/08      $ 40,762,152   $ 40,671    $ 31,387     $     --
Cheyne Finance LLC MTN 2.065%, 11/17/08       101,893,521    101,886      78,458           --
Cheyne Finance LLC MTN 2.063%, 11/17/08        62,896,037     62,890      48,430           --
Gryphon Funding 2.662%, 09/23/09              213,148,744    143,315     136,415       (6,900)
Stanfield Victoria LLC MTN 3.07%, 03/20/08     80,000,000     79,995      62,400      (17,595)
                                             ------------   --------    --------     --------
   Totals                                    $498,700,454   $428,757    $357,090     $(24,495)
                                             ============   ========    ========     ========

11. SUBSEQUENT EVENT

As of September 26, 2008, the Capital Support Agreement is valued at $92,368,994 for the Prime Obligation Fund.

Subsequent to July 31, 2008, an affiliate of SIMC purchased from the Money Market Fund all of the notes issued by Cheyne Finance, LLC and Gryphon Funding Limited that were held by the Fund. This trancaction was effected pursuant to Rule 17a-9 under the Investment Company Act of 1940 (the "Act"), which permits an affiliate to purchase a security from a money market fund if that security is no longer an Eligible Security pursuant to Rule 2a-7 under the Act. Cheyne and Gryphon were not Eligible Securities at the time of the transaction.


          SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

SEI DAILY INCOME TRUST -- JULY 31, 2008

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the fund's gross investment return.

You can use this information, together with the actual amount you invested in the fund, to estimate the expenses your Fund incurred over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

          SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONCLUDED)

                                        BEGINNING     ENDING                 EXPENSE
                                         ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                          VALUE       VALUE       EXPENSE     DURING
                                         2/01/08     7/31/08      RATIOS     PERIOD*
                                        ---------   ---------   ----------   -------
MONEY MARKET FUND
ACTUAL FUND RETURN
Class A Shares                          $1,000.00   $1,014.40      0.18%      $0.90
Class B Shares                           1,000.00    1,012.90      0.48%       2.40
Class C Shares                           1,000.00    1,011.90      0.68%       3.40
Sweep Class Shares                       1,000.00    1,010.60      0.93%       4.65
HYPOTHETICAL 5% RETURN
Class A Shares                          $1,000.00   $1,023.97      0.18%      $0.91
Class B Shares                           1,000.00    1,022.48      0.48%       2.41
Class C Shares                           1,000.00    1,021.48      0.68%       3.42
Sweep Class Shares                       1,000.00    1,020.24      0.93%       4.67
GOVERNMENT FUND
ACTUAL FUND RETURN
Class A Shares                          $1,000.00   $1,012.70      0.20%      $1.00
Class B Shares                           1,000.00    1,011.20      0.50%       2.50
Class C Shares                           1,000.00    1,010.20      0.70%       3.50
Sweep Class Shares                       1,000.00    1,009.00      0.95%       4.75
HYPOTHETICAL 5% RETURN
Class A Shares                          $1,000.00   $1,023.87      0.20%      $1.01
Class B Shares                           1,000.00    1,022.38      0.50%       2.51
Class C Shares                           1,000.00    1,021.38      0.70%       3.52
Sweep Class Shares                       1,000.00    1,020.14      0.95%       4.77
GOVERNMENT II FUND
ACTUAL FUND RETURN
Class A Shares                          $1,000.00   $1,012.60      0.20%      $1.00
Class B Shares                           1,000.00    1,011.10      0.50%       2.50
Class C Shares                           1,000.00    1,010.10      0.70%       3.50
HYPOTHETICAL 5% RETURN
Class A Shares                          $1,000.00   $1,023.87      0.20%      $1.01
Class B Shares                           1,000.00    1,022.38      0.50%       2.51
Class C Shares                           1,000.00    1,021.38      0.70%       3.52
PRIME OBLIGATION FUND
ACTUAL FUND RETURN
Class A Shares                          $1,000.00   $1,014.20      0.20%      $1.00
Class B Shares                           1,000.00    1,012.70      0.50%       2.50
Class C Shares                           1,000.00    1,011.70      0.70%       3.50
Class H Shares                           1,000.00    1,012.10      0.63%       3.15
Sweep Class Shares                       1,000.00    1,010.50      0.95%       4.75
HYPOTHETICAL 5% RETURN
Class A Shares                          $1,000.00   $1,023.87      0.20%      $1.01
Class B Shares                           1,000.00    1,022.38      0.50%       2.51
Class C Shares                           1,000.00    1,021.38      0.70%       3.52
Class H Shares                           1,000.00    1,021.73      0.63%       3.17
Sweep Class Shares                       1,000.00    1,020.14      0.95%       4.77

                                        BEGINNING     ENDING                 EXPENSE
                                         ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                          VALUE       VALUE       EXPENSE     DURING
                                         2/01/08     7/31/08      RATIOS     PERIOD*
                                        ---------   ---------   ----------   -------
TREASURY FUND
ACTUAL FUND RETURN
Class A Shares                          $1,000.00   $1,009.60      0.20%      $1.00
Class B Shares                           1,000.00    1,008.10      0.50%       2.50
Class C Shares                           1,000.00    1,007.10      0.70%       3.49
Sweep Class Shares                       1,000.00    1,005.90      0.92%       4.59
HYPOTHETICAL 5% RETURN
Class A Shares                          $1,000.00   $1,023.87      0.20%      $1.01
Class B Shares                           1,000.00    1,022.38      0.50%       2.51
Class C Shares                           1,000.00    1,021.38      0.70%       3.52
Sweep Class Shares                       1,000.00    1,020.29      0.92%       4.62
TREASURY II FUND
ACTUAL FUND RETURN
Class A Shares                          $1,000.00   $1,007.60      0.20%      $1.00
Class B Shares                           1,000.00    1,006.10      0.50%       2.49
Class C Shares                           1,000.00    1,005.10      0.70%       3.49
HYPOTHETICAL 5% RETURN
Class A Shares                          $1,000.00   $1,023.87      0.20%      $1.01
Class B Shares                           1,000.00    1,022.38      0.50%       2.51
Class C Shares                           1,000.00    1,021.38      0.70%       3.52
SHORT-DURATION GOVERNMENT FUND
ACTUAL FUND RETURN
Class A Shares                          $1,000.00   $1,004.90      0.48%      $2.39
HYPOTHETICAL 5% RETURN
Class A Shares                          $1,000.00   $1,022.48      0.48%      $2.41
INTERMEDIATE-DURATION GOVERNMENT FUND
ACTUAL FUND RETURN
Class A Shares                          $1,000.00   $  998.00      0.53%      $2.63
HYPOTHETICAL 5% RETURN
Class A Shares                          $1,000.00   $1,022.23      0.53%      $2.66
GNMA FUND
ACTUAL FUND RETURN
Class A Shares                          $1,000.00   $1,003.90      0.63%      $3.14
HYPOTHETICAL 5% RETURN
Class A Shares                          $1,000.00   $1,021.73      0.63%      $3.17
ULTRA SHORT BOND FUND
ACTUAL FUND RETURN
Class A Shares                          $1,000.00   $  980.80      0.38%      $1.87
HYPOTHETICAL 5% RETURN
Class A Shares                          $1,000.00   $1,022.97      0.38%      $1.91

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period shown).

          SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

Board of Trustees Considerations in Approving the Continuation of the Funds' Advisory and Sub-Advisory Agreements (Unaudited)

SEI Daily Income Trust (the "Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the "Funds") and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, the Funds' Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Funds' Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC's and the Sub-Advisers' investment management and other services; (b) SIMC's and the Sub-Advisers' investment management personnel; (c) SIMC's and the Sub-Advisers' operations and financial condition; (d) SIMC's and the Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (f) the Funds' overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and the Sub-Advisers' profitability from their Fund-related operations; (h) SIMC's and the Sub-Advisers' compliance systems; (i) SIMC's and the Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Advisers' reputation, expertise and resources in domestic and/or international financial markets; and (k) the Funds' performance compared with similar mutual funds.

At the March 13-13, 2008 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

- the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

- the Funds' investment performance and how it compared to that of other comparable mutual funds;

- the Funds' expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

          SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

Board of Trustees Considerations in Approving the Continuation of the Funds' Advisory and Sub-Advisory Agreements (Unaudited) (concluded)

- the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

- the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. The Trustees found the level of SIMC's professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds' performance relative to their peer groups and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds' net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds' respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers are reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

          SEI Daily Income Trust / Semi-Annual Report / July 31, 2008

Notes

Notes

Notes

Notes

SEI DAILY INCOME TRUST SEMI-ANNUAL REPORT JULY 31, 2008

Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco
Nina Lesavoy
James M. Williams
Mitchell A. Johnson
Hubert L. Harris. Jr.

OFFICERS

Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

Aaron Buser
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Andrew S. Decker
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Global Funds Services

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL

1 800 DIAL SEI
(1 800 342 5734)

(SEI LOGO)

New ways.
New answers(R).

SEI Investments Distribution Co.

Oaks, PA 19456 1.800.DIAL.SEI (1.800.342.5734)

SEI-F-037 (7/08)

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Daily Income Trust




By (Signature and Title)                     /s/ Robert A. Nesher
                                             ---------------------------------
                                             Robert A. Nesher, President & CEO

Date:  September 29, 2008





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)                     /s/ Robert A. Nesher
                                             ---------------------------------
                                             Robert A. Nesher, President & CEO

Date:  September 29, 2008

By (Signature and Title)                     /s/ Stephen F. Panner
                                             ---------------------------------
                                             Stephen F. Panner, Controller & CFO

Date:  September 29, 2008